UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-08004

Aston Funds
(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Address of principal executive offices) (Zip code)

Stuart D. Bilton, President
Aston Funds
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 268-1400

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.22%
	Consumer Discretionary – 13.19%
62,850	BorgWarner	$3,124,274
35,700	Dollar General	2,869,209
147,425	Gap	5,378,064
79,150	Magna International (Canada)	4,302,593
39,600	VF	3,052,764
		18,726,904

	Consumer Staples – 3.09%
98,925	Tyson Foods, Class A	4,387,324

	Energy – 6.96%
47,325	Chevron	4,187,316
139,650	Ensco, Class A (United Kingdom)	2,315,397
58,675	Royal Dutch Shell, Class A SP ADR	3,372,638
		9,875,351

	Financials – 28.10%
40,925	ACE (Switzerland)	4,451,412
73,700	Capital One Financial	5,991,810
105,525	Citigroup	6,168,992
100,725	JPMorgan Chase	6,902,683
69,450	Lincoln National	3,911,424
38,800	PNC Financial Services Group	3,809,383
36,825	State Street	2,819,322
78,755	Unum Group	2,822,579
66,350	US Bancorp	2,999,684
		39,877,289

	Healthcare – 4.22%
59,750	Johnson & Johnson	5,987,548

	Industrials – 19.56%
27,900	Boeing	4,022,343
42,475	Cummins	5,501,787
41,900	Honeywell International	4,401,595
41,475	Norfolk Southern	3,497,587
51,200	Parker-Hannifin	5,772,800
19,940	WW Grainger	4,560,477
		27,756,589

	Information Technology – 20.10%
210,275	Cisco Systems	5,976,016
187,275	EMC	5,035,825
125,700	Microsoft	5,870,190
147,625	Oracle	5,896,143
66,825	Western Digital	5,750,960
		28,529,134

	Total Common Stocks (Cost $137,919,555)	135,140,139

INVESTMENT COMPANY – 4.61%
6,535,894	BlackRock Liquidity Funds TempFund Portfolio	6,535,894

	Total Investment Company (Cost $6,535,894)	6,535,894

Total Investments – 99.83% (Cost $144,455,449)*		141,676,033
Net Other Assets and Liabilities – 0.17%		242,384
Net Assets – 100.00%		$141,918,417

*	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,299,113
Gross unrealized depreciation	(9,078,529)
Net unrealized depreciation	$(2,779,416)

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

1

Aston Funds

ASTON/Fairpointe Focused Equity Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.17%
	Consumer Discretionary – 25.82%
9,200	21st Century Fox, Class A	$317,308
4,900	Carnival	261,121
8,400	Discovery Communications, Class C *	254,520
6,400	Interpublic Group	136,320
4,500	Liberty Interactive, Class A *	130,725
16,300	News, Class A *	240,099
4,600	Scholastic	198,214
6,300	Staples	92,673
		1,630,980

	Consumer Staples – 13.04%
41,800	Avon Products	237,006
3,500	PepsiCo	337,225
5,500	Univelver, SP ADR	249,315
		823,546

	Energy – 10.22%
2,050	Apache	94,013
4,900	Atwood Oceanics	101,920
5,900	BP, SP ADR	218,123
6,700	Cenovus Energy (Canada)	97,686
10,100	Transocean Ltd. (Switzerland)	133,926
		645,668

	Financials – 7.18%
4,700	Legg Mason	231,898
2,900	Northern Trust	221,821
		453,719

	Healthcare – 8.45%
9,600	Boston Scientific *	166,464
3,200	Hologic *	133,312
700	Quest Diagnostics	51,667
1,900	Varian Medical Systems *	163,533
300	VCA *	18,459
		533,435
	Industrials – 11.92%
6,000	AGCO	330,060
4,500	Fluor	210,375
6,700	Kennametal	212,323
		752,758

	Information Technology – 19.20%
8,300	Cisco Systems	235,886
10,900	Cree *	268,685
11,100	Hewlett-Packard	338,772
3,400	Itron *	109,582
7,000	Teradata *	259,770
		1,212,695

	Materials – 3.34%
6,800	Greif, Class A	210,732

	Total Common Stocks (Cost $6,573,491)	6,263,533

INVESTMENT COMPANY – 1.57%

99,520	BlackRock Liquidity Funds TempFund Portfolio	99,520

	Total Investment Company (Cost $99,520)	99,520

Total Investments – 100.74% (Cost $6,673,011)**		6,363,053
Net Other Assets and Liabilities – (0.74)%		(46,863)
Net Assets – 100.00%		$6,316,190

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$289,264
Gross unrealized depreciation	(599,222)
Net unrealized depreciation	$(309,958)

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

2

Aston Funds

ASTON/Herndon Large Cap Value Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 97.75%
	Consumer Discretionary – 5.15%
16,507	Ross Stores	$877,512
63,276	TJX	4,417,930
15,590	Yum! Brands	1,368,178
		6,663,620

	Consumer Staples – 10.66%
76,115	Altria Group	4,139,134
79,783	Campbell Soup	3,934,100
28,734	Colgate-Palmolive	1,954,487
44,018	Philip Morris International	3,764,860
		13,792,581

	Energy – 21.42%
45,547	Apache	2,088,785
124,718	Chesapeake Energy	1,080,058
70,612	Continental Resources *	2,359,147
28,429	EOG Resources	2,194,435
42,796	Exxon Mobil	3,389,871
56,857	Halliburton	2,376,054
82,534	Marathon Petroleum	4,512,134
87,730	Noble (United Kingdom)	1,048,374
65,110	SM Energy	2,413,628
27,206	Tesoro	2,648,232
55,023	Valero Energy	3,609,509
		27,720,227

	Financials – 21.23%
33,014	American Express	2,511,045
85,896	Apartment Investment & Management, Class A, REIT	3,356,816
68,473	CBOE Holdings	4,243,957
5,503	Credit Acceptance *	1,321,876
56,857	Discover Financial Services	3,173,189
78,560	Eaton Vance	3,013,562
34,237	McGraw-Hill Financial	3,483,615
30,263	Moody’s	3,341,943
67,250	Waddell & Reed Financial, Class A	3,020,198
		27,466,201

	Healthcare – 4.61%
21,092	AbbVie	1,476,651
37,293	Baxter International	1,494,703
25,372	Gilead Sciences	2,990,344
		5,961,698

	Industrials – 12.61%
23,232	Copa Holdings, Class A (Panama)	1,754,713
22,926	Lockheed Martin	4,747,975
30,874	Rockwell Collins	2,612,558
38,822	United Parcel Service, Class B	3,973,820
41,267	Verisk Analytics *	3,223,365
		16,312,431

	Information Technology – 16.30%
13,145	Accenture, Class A (Ireland)	1,355,381
4,280	Alliance Data Systems *	1,177,171
34,848	Apple	4,227,062
16,813	Harris	1,394,470
42,490	Hewlett-Packard	1,296,795
13,756	MasterCard, Class A	1,339,834
76,726	Microsoft	3,583,104
39,433	Western Digital	3,393,604
164,150	Western Union	3,322,396
		21,089,817

	Materials – 5.77%
27,512	CF Industries Holdings	1,628,710
31,180	LyondellBasell Industries, Class A (Netherlands)	2,925,619
7,337	NewMarket	2,917,998
		7,472,327

	Total Common Stocks (Cost $113,341,894)	126,478,902

INVESTMENT COMPANY – 0.18%
234,542	BlackRock Liquidity Funds TempFund Portfolio	234,542

	Total Investment Company (Cost $234,542)	234,542

Total Investments – 97.93% (Cost $113,576,436)**		126,713,444
Net Other Assets and Liabilities – 2.07%		2,675,916
Net Assets – 100.00%		$129,389,360

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$21,108,481
Gross unrealized depreciation	(7,971,473)
Net unrealized appreciation	$13,137,008

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

3

Aston Funds

ASTON/Montag & Caldwell Growth Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 94.64%
	Consumer Discretionary – 15.84%
1,321,399	Carnival	$70,417,353
680,000	Dollar General	54,651,600
877,380	Dollar Tree *	68,461,961
320,000	NIKE, Class B	36,870,400
1,404,157	Starbucks	81,342,815
938,659	TJX	65,537,171
		377,281,300

	Consumer Staples – 21.98%
900,000	Colgate-Palmolive	61,218,000
210,161	Costco Wholesale	30,536,393
548,700	CVS Health	61,712,289
785,000	Estee Lauder, Class A	69,951,350
2,421,713	Mondelez International, Class A	109,291,908
1,093,054	PepsiCo	105,315,753
886,856	Walgreens Boots Alliance	85,696,895
		523,722,588

	Energy – 0.65%
221,285	Occidental Petroleum	15,534,207

	Financials – 1.58%
650,000	Wells Fargo	37,615,500

	Healthcare – 29.15%
1,591,010	Abbott Laboratories	80,648,297
325,000	Allergan PLC (Ireland) *	107,623,750
405,534	AmerisourceBergen	42,885,221
275,149	Amgen	48,588,562
111,554	Biogen *	35,561,184
537,890	Celgene *	70,598,063
848,061	Cerner *	60,822,935
675,916	Gilead Sciences	79,663,460
391,000	McKesson	86,242,870
585,825	Thermo Fisher Scientific	81,740,162
		694,374,504

	Industrials – 7.61%
731,803	Honeywell International	76,875,905
156,075	Union Pacific	15,231,359
751,482	United Parcel Service, Class B	76,921,698
53,947	WW Grainger	12,338,218
		181,367,180

	Information Technology – 17.83%
615,000	Accenture PLC, Class A (Ireland)	63,412,650
827,691	Cognizant Technology Solutions, Class A *	52,227,302
588,000	Facebook, Class A *	55,277,880
131,133	Google, Class A *	86,219,947
489,080	MasterCard, Class A	47,636,392
194,803	QUALCOMM	12,543,365
1,425,593	Visa, Class A	107,404,177
		424,721,713

	Total Common Stocks (Cost $1,865,614,411)	2,254,616,992

INVESTMENT COMPANY – 5.32%
126,735,942	BlackRock Liquidity Funds TempFund Portfolio	126,735,942

	Total Investment Company (Cost $126,735,942)	126,735,942

Total Investments – 99.96% (Cost $1,992,350,353)**		2,381,352,934
Net Other Assets and Liabilities – 0.04%		1,001,622
Net Assets – 100.00%		$2,382,354,556

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$398,019,304
Gross unrealized depreciation	(9,016,723)
Net unrealized appreciation	$389,002,581

See accompanying Notes to Schedule of Investments.

4

1

Aston Funds

ASTON/TAMRO Diversified Equity Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.28%

	Consumer Discretionary – 16.10%
2,823	Amazon.com *	$1,513,551
12,940	CarMax *	834,759
6,993	Home Depot	818,391
22,530	Iconix Brand Group *	489,577
31,891	Live Nation Entertainment *	836,182
7,915	McDonald’s	790,392
407	NVR *	606,446
9,007	Red Robin Gourmet Burgers *	825,492
		6,714,790

	Consumer Staples – 10.31%
20,265	Coca-Cola	832,486
8,462	Constellation Brands, Class A *	1,015,609
8,457	Keurig Green Mountain	634,613
11,726	United Natural Foods *	533,885
13,295	Walgreens Boots Alliance	1,284,696
		4,301,289

	Energy – 3.03%
14,849	Kinder Morgan	514,369
5,627	Phillips 66	447,347
7,628	Range Resources	300,086
		1,261,802

	Financials – 15.72%
9,345	American Express	710,781
17,745	American International Group	1,137,809
9,698	American Tower, REIT	922,377
29,416	Bank of the Ozarks	1,297,834
6,675	Berkshire Hathaway, Class B *	952,790
5,389	BofI Holding	662,039
23,156	Geo Group, REIT	874,139
		6,557,769

	Healthcare – 17.68%
10,605	DaVita HealthCare Partners *	838,113
15,886	DexCom *	1,344,750
6,092	Edwards Lifesciences *	926,959
10,484	Endo International (Ireland) *	917,769
9,428	Express Scripts Holding *	849,180
14,289	Gilead Sciences *	1,684,102
1,520	Intuitive Surgical *	810,418
		7,371,291

	Industrials – 15.35%
30,133	American Airlines Group	1,208,333
6,082	Boeing	876,842
11,517	Cintas	984,704
8,930	Danaher	817,631
25,064	Healthcare Services Group	874,984
7,636	Middleby *	936,937
11,750	Spirit Airlines *	702,885
		6,402,316

	Information Technology – 16.93%
4,066	Baidu, SP ADR *	702,036
44,317	Cisco Systems	1,259,489
9,528	Facebook, Class A *	895,727
1,181	Google, Class A *	776,508
783	Google, Class C *	489,853
5,027	Manhattan Associates	325,850
43,347	Pandora Media *	759,439
15,058	Seagate Technology (Ireland)	761,935
15,784	Synchronoss Technologies *	754,475
2,389	Tyler Technologies *	333,361
		7,058,673

	Materials – 4.16%
12,980	CF Industries Holdings	768,416
5,133	Monsanto	523,001
8,782	Royal Gold	442,788
		1,734,205

	Total Common Stocks (Cost $29,151,599)	41,402,135

See accompanying Notes to Schedule of Investments.

5

2

Aston Funds

ASTON/TAMRO Diversified Equity Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 0.77%
318,686	BlackRock Liquidity Funds TempFund Portfolio	$318,686

	Total Investment Company (Cost $318,686)	318,686

Total Investments – 100.05% (Cost $29,470,285)**		41,720,821
Net Other Assets and Liabilities – (0.05)%		(19,354)
Net Assets – 100.00%		$41,701,467

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$13,360,094
Gross unrealized depreciation	(1,109,558)
Net unrealized appreciation	$12,250,536

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

6

3

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 97.90%
	Consumer Discretionary – 12.96%
259,057	Cinemark Holdings	$10,222,389
603,088	Ford Motor	8,943,795
334,556	Kohl’s	20,514,974
144,133	Macy’s	9,953,825
493,705	National CineMedia	7,652,428
301,422	Omnicom Group	22,027,920
338,114	Shaw Communications, Class B(Canada)	7,168,017
194,352	Target	15,907,711
418,578	Thomson Reuters (Canada)	16,931,480
		119,322,539

	Consumer Staples – 11.10%
159,778	Kimberly-Clark	18,369,677
247,741	Molson Coors Brewing, Class B	17,624,295
109,569	PepsiCo	10,556,973
591,095	Sysco	21,462,659
331,174	Univelver, SP ADR	15,012,117
266,006	Wal-Mart Stores	19,147,112
		102,172,833

	Energy – 5.33%
159,513	Chevron	14,113,710
272,064	Martin Midstream Partners LP	8,344,203
302,377	Occidental Petroleum	21,226,865
164,436	TransMontaigne Partners LP	5,396,790
		49,081,568

	Financials – 21.71%
147,451	CME Group	14,161,194
188,062	CNA Financial	7,451,016
351,971	Communications Sales & Leasing, REIT	7,338,595
299,813	Compass Diversified Holdings	5,045,853

468,546	CyrusOne, REIT	14,403,104
500,159	Geo Group, REIT	18,881,002
823,950	Iron Mountain, REIT	24,759,686
308,433	PNC Financial Services Group	30,281,952
329,661	Sabra Health Care, REIT	9,016,228
142,717	Stock Yards Bancorp	5,260,549
517,278	U.S. Bancorp	23,386,138
46,727	Washington Trust Bancorp	1,858,333
426,424	Wells Fargo	24,677,157
435,168	Weyerhaeuser, REIT	13,355,306
		199,876,113

	Healthcare – 3.79%
376,012	Owens & Minor	13,220,582
292,824	Quest Diagnostics	21,613,339
		34,833,921

	Industrials – 15.07%
698,440	ADT	24,117,133
621,113	Aircastle (Bermuda)	14,950,190
297,952	Emerson Electric	15,419,016
512,313	Fastenal	21,445,422
154,350	MSC Industrial Direct, Class A	10,998,981
145,156	Parker-Hannifin	16,366,339
383,331	Republic Services	16,303,067
187,005	United Parcel Service, Class B	19,141,832
		138,741,980

	Information Technology – 14.44%
192,407	CSG Systems International	5,983,858
813,622	Intel	23,554,357
189,644	j2 Global	13,350,938
685,828	Microsoft	32,028,168
328,967	Motorola Solutions	19,790,655
300,463	QUALCOMM	19,346,813
931,195	Western Union	18,847,387
		132,902,176

	Materials – 4.54%
183,461	Bemis	8,176,857
172,514	Compass Minerals International	13,801,120
120,011	Innophos Holdings	6,178,166
358,104	Myers Industries	5,418,114
184,929	Nucor	8,162,766
		41,737,023

	Telecommunication Services – 4.73%
97,672	Atlantic Tele-Network	6,909,317
353,967	Rogers Communications, Class B (Canada)	12,417,162
518,213	Verizon Communications	24,247,186
		43,573,665

See accompanying Notes to Schedule of Investments.

7

4

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities – 4.23%
259,810	AmeriGas Partners LP	$11,927,877
401,837	National Fuel Gas	21,727,327
124,721	Vectren	5,250,754
		38,905,958

	Total Common Stocks (Cost $750,635,531)	901,147,776
Total Investments – 97.90% (Cost $750,635,531)*		901,147,776
Net Other Assets and Liabilities – 2.10%		19,361,445
Net Assets – 100.00%		$920,509,221

*	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$167,434,178
Gross unrealized depreciation	(16,921,933)
Net unrealized appreciation	$150,512,245

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

8

5

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.12%
	Consumer Discretionary – 13.13%
40,094	Cinemark Holdings	$1,582,109
95,976	Ford Motor	1,423,324
52,404	Kohl’s	3,213,413
23,670	Macy’s	1,634,650
47,925	Omnicom Group	3,502,359
55,774	Shaw Communications, Class B (Canada)	1,182,409
31,794	Target	2,602,339
66,027	Thomson Reuters (Canada)	2,670,792
		17,811,395

	Consumer Staples – 12.01%
24,933	Kimberly-Clark	2,866,547
38,175	Molson Coors Brewing, Class B	2,715,769
17,283	PepsiCo	1,665,217
94,454	Sysco	3,429,625
54,126	Univelver, SP ADR (Great Britain)	2,453,532
43,992	Wal-Mart Stores	3,166,544
		16,297,234

	Energy – 4.83%
25,931	Chevron	2,294,375
26,100	Martin Midstream Partners LP	800,487
49,195	Occidental Petroleum	3,453,489
		6,548,351

	Financials – 20.19%
23,496	CME Group	2,256,556
17,712	CNA Financial	701,749
58,602	Communications Sales & Leasing, REIT	1,221,852
50,978	CyrusOne, REIT	1,567,064
74,884	GEO Group, REIT	2,826,871
134,193	Iron Mountain, REIT	4,032,502
50,101	PNC Financial Services Group	4,918,916
82,955	U.S. Bancorp	3,750,396
67,871	Wells Fargo	3,927,695
71,335	Weyerhaeuser, REIT	2,189,271
		27,392,872

	Healthcare – 4.04%
55,931	Owens & Minor	1,966,534
47,622	Quest Diagnostics	3,514,980
		5,481,514

	Industrials – 15.74%
111,555	ADT	3,851,994
64,683	Aircastle (Bermuda)	1,556,920
48,463	Emerson Electric	2,507,960
81,711	Fastenal	3,420,422
25,699	MSC Industrial Direct, Class A	1,831,311
23,138	Parker-Hannifin	2,608,810
61,360	Republic Services	2,609,641
29,039	United Parcel Service, Class B	2,972,432
		21,359,490

	Information Technology – 15.10%
131,699	Intel	3,812,686
31,457	j2 Global	2,214,573
112,192	Microsoft	5,239,366
52,336	Motorola Solutions	3,148,534
48,394	QUALCOMM	3,116,090
146,392	Western Union	2,962,974
		20,494,223

	Materials – 4.02%
29,418	Bemis	1,311,160
28,533	Compass Minerals International	2,282,640
11,767	Innophos Holdings	605,765
28,457	Nucor	1,256,092
		5,455,657

	Telecommunication Services – 4.43%
59,000	Rogers Communications, Class B (Canada)	2,069,720
84,374	Verizon Communications	3,947,859
		6,017,579

	Utilities – 4.63%
41,359	AmeriGas Partners LP	1,898,792
65,340	National Fuel Gas	3,532,934
20,274	Vectren	853,535
		6,285,261

	Total Common Stocks (Cost $125,201,894)	133,143,576

See accompanying Notes to Schedule of Investments.

9

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	July 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 2.57%
3,484,142	BlackRock Liquidity Funds TempFund Portfolio	$3,484,142

	Total Investment Company (Cost $3,484,142)	3,484,142

Total Investments – 100.69% (Cost $128,686,036)*		136,627,718
Net Other Assets and Liabilities – (0.69)%		(934,155)
Net Assets – 100.00%		$135,693,563

*	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$13,514,227
Gross unrealized depreciation	(5,572,545)
Net unrealized appreciation	$7,941,682

LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

10

Aston Funds

ASTON/Fairpointe Mid Cap Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.13%
	Consumer Discretionary – 21.12%
1,429,100	BorgWarner	$71,040,561
2,140,800	Cooper Tire & Rubber	70,496,544
4,711,800	DeVry Education Group	143,144,484
1,774,700	Gannett *	22,449,955
5,718,100	Interpublic Group	121,795,530
823,200	Lear	85,670,424
7,900,400	Mattel	183,368,284
10,311,954	New York Times, Class A	136,324,032
1,978,694	Scholastic	85,261,924
1,330,000	Staples	19,564,300
6,438,852	Time	143,715,177
		1,082,831,215

	Consumer Staples – 1.11%
711,800	Bunge	56,837,230

	Energy – 6.66%
4,582,992	FMC Technologies *	150,138,818
18,982,100	McDermott International *	83,521,240
8,148,900	Transocean Ltd. (Switzerland)	108,054,414
		341,714,472

	Financials – 7.58%
1,164,800	Cincinnati Financial	64,308,608
1,564,585	Eaton Vance	60,017,480
1,589,400	Northern Trust	121,573,206
2,418,700	Raymond James Financial	142,703,300
		388,602,594

	Healthcare – 4.48%
1,483,900	Quest Diagnostics	109,526,659
1,397,600	Varian Medical Systems *	120,291,432
		229,818,091

	Industrials – 17.47%
3,054,300	AGCO	168,017,043
1,986,000	Chicago Bridge & Iron (Netherlands)	105,536,040
2,894,200	Con-way	112,266,018
2,129,900	Copa Holdings SA, Class A (Panama)	160,871,347
3,675,600	Owens Corning	164,850,660
2,633,300	Werner Enterprises	74,364,392
3,174,100	Xylem	109,601,673
		895,507,173

	Information Technology – 27.95%
1,471,200	Akamai Technologies *	112,855,752
1,088,400	Citrix Systems *	82,293,924
6,447,692	Cree *	158,935,608
4,424,800	Finisar *	77,035,768
3,212,048	Itron *	103,524,307
6,028,100	Jabil Circuit	122,069,025
6,518,700	Juniper Networks	185,261,454
8,603,300	Nuance Communications *	155,977,829
4,526,500	NVIDIA	90,303,675
3,212,900	Tegna	93,591,777
4,691,700	Teradata *	174,108,987
4,874,468	Unisys *	77,357,807
		1,433,315,913

	Materials – 11.76%
12,738,800	Alcoa	125,731,956
2,108,004	Domtar (Canada)	85,711,443
3,237,062	FMC	157,126,989
35,373,700	Gerdau SA, SP ADR	61,196,501
8,889,800	United States Steel	173,084,406
		602,851,295

	Total Common Stocks (Cost $4,677,091,315)	5,031,477,983

INVESTMENT COMPANY – 1.30%
66,823,337	BlackRock Liquidity Funds TempFund Portfolio	66,823,337

	Total Investment Company (Cost $66,823,337)	66,823,337

Total Investments – 99.43% (Cost $4,743,914,652)**		5,098,301,320
Net Other Assets and Liabilities – 0.57%		29,116,246
Net Assets – 100.00%		$5,127,417,566

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$939,465,501
	Gross unrealized depreciation	(585,078,833)
	Net unrealized appreciation	$354,386,668

SP ADR      Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

11

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.62%
	Consumer Discretionary – 22.83%
1,111	Advance Auto Parts	$193,547
4,280	BorgWarner	212,759
2,380	Dollar General	191,281
4,410	Dollar Tree *	344,112
5,630	Dunkin’ Brands Group	303,401
2,290	Harman International Industries	246,541
10,490	LKQ *	330,015
722	O’Reilly Automotive *	173,504
455	Panera Bread, Class A *	92,875
1,040	PVH	120,682
4,970	Ross Stores	264,205
1,990	Tractor Supply	184,115
		2,657,037

	Consumer Staples – 6.22%
1,700	Church & Dwight	146,761
1,570	Mead Johnson Nutrition	138,772
1,650	Molson Coors Brewing, Class B	117,381
2,090	Monster Beverage *	320,919
		723,833

	Energy – 1.19%
1,260	Core Laboratories (Netherlands)	138,134

	Financials – 11.02%
4,290	First Republic Bank	273,659
1,298	Intercontinental Exchange	295,996
3,050	Lazard MLP, Class A (Bermuda)	169,001
5,380	Raymond James Financial	317,420
1,560	Signature Bank New York NY *	227,120
		1,283,196

	Healthcare – 14.42%
2,200	AmerisourceBergen	232,650
3,360	Cerner *	240,979
643	Cooper	113,811
920	Edwards Lifesciences *	139,987
1,090	Henry Schein *	161,298
2,260	IDEXX Laboratories *	164,370
3,650	MEDNAX *	308,936
737	Perrigo (Ireland)	141,651
2,280	Quintiles Transnational Holdings *	174,922
		1,678,604

	Industrials – 24.17%
4,940	AMETEK	262,067
4,970	Copart *	179,069
4,320	Expeditors International of Washington	202,478
4,240	Fastenal	177,486
5,060	HD Supply Holdings *	181,148
2,230	IHS, Class A *	278,817
2,940	J.B. Hunt Transport Services	247,313
3,370	Nordson	249,751
503	Roper Technologies	84,137
1,630	Sensata Technologies Holding *	83,652
2,090	Stericycle *	294,627
3,070	Verisk Analytics *	239,798
3,290	Wabtec	332,915
		2,813,258

	Information Technology – 15.77%
2,850	Akamai Technologies *	218,624
5,630	Amphenol, Class A	317,588
2,230	ANSYS *	209,955
3,740	EPAM Systems *	277,171
1,140	F5 Networks *	152,920
2,278	FactSet Research Systems	377,373
2,770	WEX *	282,651
		1,836,282

	Total Common Stocks (Cost $9,015,816)	11,130,344

INVESTMENT COMPANY – 4.67%
543,077	BlackRock Liquidity Funds TempFund Portfolio	543,077

	Total Investment Company (Cost $543,077)	543,077

Total Investments – 100.29% (Cost $9,558,893)**		11,673,421
Net Other Assets and Liabilities – (0.29)%		(33,825)
Net Assets – 100.00%		$11,639,596

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$2,187,903
	Gross unrealized depreciation	(73,375)
	Net unrealized appreciation	$2,114,528

See accompanying Notes to Schedule of Investments.

12

Aston Funds

ASTON/LMCG Small Cap Growth Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.23%
	Consumer Discretionary – 12.60%
268,798	Black Diamond *	$2,552,237
139,826	Bloomin’ Brands	3,256,547
7,779	Buffalo Wild Wings *	1,521,417
53,857	Group 1 Automotive	5,222,513
13,796	Lithia Motors, Class A	1,651,243
27,897	Nexstar Broadcasting Group, Class A	1,600,172
138,038	Party City Holdco *	2,846,344
46,675	Sinclair Broadcast Group, Class A	1,354,509
141,502	Sotheby’s	5,919,029
		25,924,011

	Consumer Staples – 0.93%
41,984	United Natural Foods *	1,911,532

	Energy – 1.19%
110,057	Memorial Resource Development *	1,683,872
42,396	Rice Energy *	765,248
		2,449,120

	Financials – 3.59%
37,014	Ashford Hospitality Prime	538,924
27,857	Evercore Partners	1,637,992
66,493	Great Western Bancorp	1,746,106
52,350	Moelis, Class A	1,566,312
29,800	PRA Group *	1,893,790
		7,383,124

	Healthcare – 24.05%
37,986	Aduro Biotech *	995,993
49,073	Akorn *	2,262,756
44,939	Align Technology *	2,817,675
82,405	AMN Healthcare Services *	2,425,179
16,276	Amsurg *	1,167,640
41,566	athenahealth *	5,817,577
80,945	Community Health Systems *	4,736,092
126,191	Cross Country Healthcare *	1,523,125
49,836	Dyax *	1,226,464
21,545	Esperion Therapeutics *	1,335,790
54,057	FibroGen *	1,256,825
63,112	HealthSouth	2,884,218
40,495	HeartWare International *	3,673,301
12,026	ICON (Ireland) *	971,701
66,146	Insulet *	2,241,688
4,422	Intercept Pharmaceuticals *	1,166,568
24,984	LifePoint Health *	2,070,174
17,921	Neurocrine Biosciences *	898,201
58,933	PAREXEL International *	4,064,020
102,395	Premier, Class A *	3,661,645
11,800	Puma Biotechnology *	1,069,080
45,669	Veeva Systems *	1,229,409
		49,495,121

	Industrials – 16.08%
84,893	Advisory Board *	5,085,091
337,315	Builders FirstSource *	5,073,218
40,588	HEICO	2,225,440
59,419	Hexcel	3,083,252
102,749	Kelly Services, Class A	1,535,070
176,742	Kforce	4,130,460
79,499	Korn/Ferry International	2,661,627
192,575	USG *	5,965,974
47,919	WageWorks *	2,393,554
21,612	XPO Logistics *	936,880
		33,090,566

	Information Technology – 29.70%
118,303	Cardtronics *	4,385,492
189,805	Cypress Semiconductor	2,178,961
133,962	Dealertrack Technologies *	8,315,021
77,301	ExlService Holdings *	2,996,960
40,418	Fleetmatics Group (Ireland) *	1,934,810
163,131	Global Eagle Entertainment *	2,026,087
67,737	Heartland Payment Systems	4,220,015
638,723	Internap *	5,882,639
217,032	Lattice Semiconductor *	1,067,797
28,987	MAXIMUS	1,977,203
123,104	NetScout Systems *	4,909,388
59,422	SciQuest *	706,528
65,868	Semtech *	1,158,618
43,227	SS&C Technologies Holdings	2,940,733
212,545	Synchronoss Technologies *	10,159,651
7,885	Ultimate Software Group *	1,452,496
160,690	WNS Holdings, ADR *	4,790,169
		61,102,568

	Materials – 4.87%
114,279	Boise Cascade *	3,791,777
38,189	Eagle Materials	2,945,899
130,726	Summit Materials, Class A *	3,279,915
		10,017,591

See accompanying Notes to Schedule of Investments.

13

Aston Funds

ASTON/LMCG Small Cap Growth Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Telecommunication Services – 2.22%
143,873	Cogent Communications Holdings	$4,573,723

	Total Common Stocks (Cost $179,748,249)	195,947,356

WARRANTS – 0%
	Energy – 0.00%
11,820	Magnum Hunter Resources, Strike Price $8.50, Expiration 04/15/16	—

	Total Warrants (Cost $—)	—

INVESTMENT COMPANY – 4.34%
8,933,446	BlackRock Liquidity Funds TempFund Portfolio	8,933,446

	Total Investment Company (Cost $8,933,446)	8,933,446
Total Investments – 99.57% (Cost $188,681,695)**		204,880,802
Net Other Assets and Liabilities – 0.43%		880,781
Net Assets – 100.00%		$205,761,583

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$21,146,912
	Gross unrealized depreciation	(4,947,805)
	Net unrealized appreciation	$16,199,107

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments.

14

Aston Funds

ASTON/River Road Independent Value Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 14.59%
	Energy – 1.69%
256,623	QEP Resources	$3,561,927
158,542	Unit *	3,128,034
		6,689,961

	Financials – 0.48%
81,068	Baldwin & Lyons, Class B	1,890,506

	Information Technology – 3.28%
113,947	Benchmark Electronics *	2,513,671
84,340	Convergys	2,117,777
74,690	CSG Systems International	2,322,859
248,505	Sykes Enterprises *	6,058,552
		13,012,859

	Materials – 7.37%
3,604,938	Alamos Gold (Canada), Class A *	11,716,049
3,107,195	New Gold (Canada) *	6,835,829
1,709,268	Pan American Silver (Canada)	10,665,832
		29,217,710

	Utilities – 1.77%
304,237	Empire District Electric	7,000,493

	Total Common Stocks (Cost $77,172,510)	57,811,529

INVESTMENT COMPANY – 85.99%
340,621,095	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	340,621,095

	Total Investment Company (Cost $340,621,095)	340,621,095
Total Investments – 100.58% (Cost $417,793,605)**		398,432,624
Net Other Assets and Liabilities – (0.58)%		(2,287,380)
Net Assets – 100.00%		$396,145,244

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,754,543
Gross unrealized depreciation	(23,115,524)
Net unrealized depreciation	$(19,360,981)

See accompanying Notes to Schedule of Investments.

15

Aston Funds

ASTON/River Road Select Value Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 97.85%
	Consumer Discretionary – 20.11%
75,999	Ascena Retail Group *	$951,507
27,388	Ascent Capital Group, Class A *	1,068,954
6,508	Biglari Holdings *	2,829,743
31,366	Carmike Cinemas *	785,718
15,010	Children’s Place	869,079
97,065	International Speedway, Class A	3,326,418
39,885	Liberty Broadband, Class C *	2,135,044
16,048	Madison Square Garden, Class A *	1,338,403
34,160	Michael Kors Holdings (British Virgin Islands) *	1,434,378
18,593	Outerwall	1,316,756
124,450	SeaWorld Entertainment	2,157,963
100,040	SodaStream International (Israel) *	1,795,718
61,050	Sotheby’s	2,553,722
42,970	Tribune Media, Class A .	2,169,555
		24,732,958

	Consumer Staples – 1.90%
20,783	Darling Ingredients *	267,062
9,902	Ingles Markets, Class A	458,265
9,360	Sanderson Farms	674,014
32,723	Village Super Market, Class A	938,496
		2,337,837

	Energy – 1.76%
158,273	Evolution Petroleum	826,185
284,840	Gran Tierra Energy *	626,648
50,900	QEP Resources	706,492
		2,159,325
	Financials – 20.68%
5,455	Alleghany *	2,651,839
5,780	American National Insurance	618,171
83,664	Brown & Brown	2,798,561
42,521	Capital Southwest	2,088,206
137,104	FNFV Group *	1,996,234
70,353	Forest City Enterprises, Class A *	1,642,743
52,094	Geo Group, REIT	1,966,549
39,597	Hilltop Holdings *	833,517
27,349	International Bancshares	736,509
125,670	Leucadia National	2,955,758
174,993	PICO Holdings *	2,157,664
7,063	White Mountains Insurance Group (Bermuda)	4,986,478
		25,432,229

	Healthcare – 4.36%
46,950	Air Methods *	1,849,361
1,621	Bio-Rad Laboratories, Class A *	244,350
41,924	Myriad Genetics *	1,430,447
52,141	Owens & Minor	1,833,278
		5,357,436

	Industrials – 20.96%
148,045	ADT	5,111,994
118,441	Air Transport Services Group *	1,225,864
79,050	Brink’s	2,468,732
43,427	Clean Harbors *	2,150,505
15,736	Forward Air	763,983
60,740	Kelly Services, Class A	907,456
82,590	KLX *	3,244,135
89,224	Marten Transport	1,730,053
102,581	SP Plus *	2,682,493
43,510	UniFirst	4,821,778
14,759	US Ecology	677,291
		25,784,284

	Information Technology – 18.32%
84,712	Blackhawk Network Holdings *	3,890,822
117,792	CSG Systems International	3,663,331
101,360	Dolby Laboratories, Class A	3,562,804
23,370	IAC/InterActive	1,805,566
34,257	Knowles *	652,596
103,721	NeuStar, Class A *	3,201,867
96,617	Rovi *	1,061,821
35,473	Sykes Enterprises *	864,832
45,880	Tech Data *	2,676,180
100,370	Vishay Intertechnology	1,152,248
		22,532,067

	Materials – 3.33%
18,980	Airgas	1,936,340
31,949	AptarGroup	2,165,822
		4,102,162

See accompanying Notes to Schedule of Investments.

16

Aston Funds

ASTON/River Road Select Value Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

	Telecommunication Services – 3.60%
24,383	Atlantic Tele-Network	$1,724,853
91,779	Telephone & Data Systems	2,699,220
		4,424,073

	Utilities – 2.83%
66,930	ITC Holdings	2,260,894
22,685	National Fuel Gas	1,226,577
		3,487,471

	Total Common Stocks (Cost $114,348,905)	120,349,842

INVESTMENT COMPANY – 2.99%
3,673,926	BlackRock Liquidity Funds TempFund Portfolio	3,673,926

	Total Investment Company (Cost $3,673,926)	3,673,926
Total Investments – 100.84% (Cost $118,022,831)**		124,023,768
Net Other Assets and Liabilities – (0.84)%		(1,035,606)
Net Assets – 100.00%		$122,988,162

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$13,793,188
Gross unrealized depreciation	(7,792,251)
Net unrealized appreciation	$6,000,937

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

17

Aston Funds

ASTON/River Road Small Cap Value Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 88.97%
	Consumer Discretionary – 20.15%
221,898	Ascena Retail Group *	$2,778,163
64,044	Ascent Capital Group, Class A *	2,499,637
14,549	Biglari Holdings *	6,326,051
72,356	Carmike Cinemas *	1,812,518
38,000	Children’s Place	2,200,200
223,720	International Speedway, Class A	7,666,884
96,630	Liberty Tax	2,537,504
66,610	Marcus	1,396,146
200,552	Monarch Casino & Resort *	3,732,273
23,195	Motorcar Parts of America *	687,268
41,500	Outerwall	2,939,030
93,387	Remy International	2,764,255
277,760	SeaWorld Entertainment	4,816,358
231,130	SodaStream International (Israel) *	4,148,783
134,510	Sotheby’s	5,626,553
99,140	Stage Stores	1,744,864
225,360	UCP Class A *	1,694,707
		55,371,194

	Consumer Staples – 2.75%
104,670	Darling Ingredients *	1,345,009
37,759	Ingles Markets, Class A	1,747,487
20,910	Sanderson Farms	1,505,729
102,934	Village Super Market, Class A	2,952,147
		7,550,372

	Energy – 3.21%
604,473	Evolution Petroleum (a)	3,155,349
862,180	Gran Tierra Energy *	1,896,796
69,404	PHI *	1,924,573
132,000	QEP Resources	1,832,160
		8,808,878
	Financials – 15.46%
66,000	1st Source	2,243,340
40,390	American National Insurance	4,319,710
108,784	Capital Southwest	5,342,382
6,685	First Citizens BancShares, Class A	1,713,633
302,711	FNFV Group *	4,407,472
114,254	GEO Group, REIT	4,313,089
141,120	Hilltop Holdings *	2,970,576
54,269	International Bancshares	1,461,464
357,294	PICO Holdings *	4,405,435
16,018	White Mountains Insurance Group (Bermuda)	11,308,708
		42,485,809

	Healthcare – 4.29%
104,620	Air Methods *	4,120,982
101,008	Myriad Genetics *	3,446,393
119,700	Owens & Minor	4,208,652
		11,776,027

	Industrials – 18.46%
238,688	Air Transport Services Group *	2,470,421
170,134	Brink’s	5,313,285
88,840	Clean Harbors *	4,399,357
28,037	Cubic	1,244,002
35,610	Forward Air	1,728,866
164,640	Kelly Services, Class A	2,459,722
180,900	KLX *	7,105,752
202,157	Marten Transport	3,919,824
309,369	SP Plus *	8,089,999
91,397	UniFirst	10,128,616
34,218	US Ecology	1,570,264
81,360	Werner Enterprises	2,297,606
		50,727,714

	Information Technology – 20.65%
177,280	Blackhawk Network Holdings *	8,142,470
134,105	Computer Services (a)	5,417,842
69,600	Convergys	1,747,656
273,060	CSG Systems International	8,492,166
269,800	Daktronics	3,083,814
66,757	ePlus *	5,134,281
116,728	Ituran Location and Control (Israel) (a)	2,994,073
71,040	Knowles *	1,353,312
212,830	NeuStar, Class A *	6,570,062
214,330	Rovi *	2,355,487
117,483	Sykes Enterprises *	2,864,236
105,110	Tech Data *	6,131,066
214,530	Vishay Intertechnology	2,462,804
		56,749,269

See accompanying Notes to Schedule of Investments.

18

Aston Funds

ASTON/River Road Small Cap Value Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

	Telecommunication Services – 4.00%
64,880	Atlantic Tele-Network	$4,589,611
217,160	Telephone & Data Systems	6,386,676
		10,976,287

	Total Common Stocks (Cost $204,326,861)	244,445,550

INVESTMENT COMPANY – 10.77%
29,592,508	BlackRock Liquidity Funds TempFund Portfolio	29,592,508

	Total Investment Company (Cost $29,592,508)	29,592,508
Total Investments – 99.74% (Cost $233,919,369)**		274,038,058
Net Other Assets and Liabilities – 0.26%		714,725
Net Assets – 100.00%		$274,752,783

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$51,653,612
Gross unrealized depreciation	(11,534,923)
Net unrealized appreciation	$40,118,689

(a)	These securities have been determined by the Subadviser to be illiquid securities. At July 31, 2015, these securities amounted to $11,567,264 or 4.21% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

19

Aston Funds

ASTON/Silvercrest Small Cap Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.54%
	Consumer Discretionary – 9.52%
68,660	EW Scripps, Class A	$1,508,460
51,270	Hillenbrand	1,454,017
83,190	La-Z-Boy	2,113,026
17,580	Lithia Motors, Class A	2,104,150
29,730	Men’s Wearhouse	1,769,530
74,580	Wolverine World Wide	2,186,686
		11,135,869

	Consumer Staples – 4.23%
20,164	J & J Snack Foods	2,386,611
27,454	Lancaster Colony	2,558,987
		4,945,598

	Energy – 2.28%
69,810	Forum Energy Technologies *	1,066,697
72,750	Matador Resources *	1,602,682
		2,669,379

	Financials – 24.11%
102,310	BancorpSouth	2,585,374
45,170	Bank of the Ozarks	1,992,900
150,810	CVB Financial	2,670,845
38,908	EastGroup Properties, REIT	2,342,262
97,144	Horace Mann Educators	3,423,355
34,069	Iberiabank	2,199,154
60,863	Independent Bank/Rockland MA	2,943,335
31,040	PacWest Bancorp	1,436,842
71,710	Pebblebrook Hotel Trust, REIT	2,918,597
124,210	Physicians Realty Trust, REIT	1,992,328
45,780	QTS Realty Trust, Class A, REIT	1,899,870
32,510	Stifel Financial *	1,786,424
		28,191,286
	Healthcare – 11.05%
27,347	Analogic	2,202,801
39,930	Greatbatch *	2,177,383
24,784	ICU Medical *	2,476,417
43,850	INC Research Holdings, Class A *	2,193,815
34,450	Integra LifeSciences Holdings *	2,209,278
24,090	STERIS	1,665,342
		12,925,036

	Industrials – 20.37%
75,955	Altra Industrial Motion	1,929,257
43,393	Applied Industrial Technologies	1,676,272
148,500	CBIZ *	1,455,300
33,690	CIRCOR International	1,611,393
53,506	EMCOR Group	2,559,192
45,460	ESCO Technologies	1,730,662
21,750	G & K Services, Class A	1,425,930
105,680	Knoll	2,557,456
41,899	MSA Safety	2,164,083
25,460	Standex International	1,905,426
63,589	US Ecology	2,918,099
33,910	Watts Water Technologies, Class A	1,880,649
		23,813,719

	Information Technology – 15.77%
99,697	ACI Worldwide *	2,359,828
164,980	Entegris *	2,444,179
17,257	FEI	1,483,584
41,370	Itron *	1,333,355
29,165	Littelfuse	2,683,180
81,090	M/A-COM Technology Solutions Holdings *	2,733,544
92,490	Mentor Graphics	2,413,064
27,260	Methode Electronics	731,386
63,725	MKS Instruments	2,262,237
		18,444,357

	Materials – 6.04%
72,540	Calgon Carbon	1,283,233
31,840	Minerals Technologies	2,061,640
88,853	PH Glatfelter	1,813,490
27,859	Sensient Technologies	1,905,277
		7,063,640

	Utilities – 6.17%
49,443	MGE Energy	1,961,898
49,630	ONE Gas	2,234,839
36,519	Portland General Electric	1,315,049
35,603	UIL Holdings	1,706,808
		7,218,594

	Total Common Stocks (Cost $111,367,738)	116,407,478

See accompanying Notes to Schedule of Investments.

20

Aston Funds

ASTON/Silvercrest Small Cap Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 0.73%
857,513	BlackRock Liquidity Funds TempFund Portfolio	$857,513

	Total Investment Company (Cost $857,513)	857,513

Total Investments – 100.27% (Cost $112,225,251)**		117,264,991
Net Other Assets and Liabilities – (0.27)%		(319,573)
Net Assets – 100.00%		$116,945,418

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$9,056,012
Gross unrealized depreciation	(4,016,272)
Net unrealized appreciation	$5,039,740

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

21

Aston Funds

ASTON/TAMRO Small Cap Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 93.61%
	Consumer Discretionary – 22.07%
276,510	Dorman Products *	$14,594,198
199,829	Eros International *	7,149,882
343,832	Five Below *	12,677,086
584,910	Iconix Brand Group *	12,710,094
171,296	Monro Muffler Brake	10,834,472
100,817	Morningstar	8,588,600
1,076,259	Pier 1 Imports	12,710,619
168,820	Pool	11,888,304
157,095	Red Robin Gourmet Burgers *	14,397,757
67,541	Rentrak *	4,624,532
317,534	Steven Madden *	13,234,817
332,872	Texas Roadhouse	13,111,828
318,302	Zoe’s Kitchen *	14,275,845
		150,798,034

	Consumer Staples – 7.77%
13,805	Boston Beer, Class A *	3,044,279
57,749	Calavo Growers	3,147,898
90,502	Casey’s General Stores	9,250,662
168,240	Sanderson Farms	12,114,962
154,183	TreeHouse Foods *	12,636,839
283,792	United Natural Foods *	12,921,050
		53,115,690

	Financials – 14.19%
404,107	Bank of the Ozarks	17,829,201
138,280	BofI Holding *	16,987,698
504,134	Colony Capital, Class A, REIT	11,453,924
257,761	Financial Engines	11,820,919
232,019	GEO Group, REIT	8,758,717
169,166	Hanover Insurance Group	13,677,071
50,676	Home BancShares	2,017,918
262,591	Stifel Financial *	14,429,375
		96,974,823

	Healthcare – 14.46%
258,302	Cepheid *	14,359,008
46,803	Clovis Oncology *	3,951,577
168,138	ICU Medical *	16,800,349
326,899	INC Research Holdings, Class A *	16,354,757
260,060	Medidata Solutions *	13,991,228
167,418	Neogen *	9,742,053
384,450	Repligen *	13,459,595
319,383	Retrophin *	10,137,216
		98,795,783

	Industrials – 15.05%
286,647	Advisory Board *	17,170,155
167,386	Barnes Group	6,516,337
140,211	CEB	10,728,946
449,863	Healthcare Services Group	15,704,717
198,407	Landstar System	14,291,256
164,618	Proto Labs *	12,407,259
391,123	Simpson Manufacturing	14,010,026
276,496	Team *	11,999,926
		102,828,622

	Information Technology – 17.87%
405,144	Cardtronics *	15,018,688
153,989	Cavium *	10,440,454
221,265	Interactive Intelligence Group *	9,173,647
194,619	Manhattan Associates *	12,615,204
805,234	Pandora Media *	14,107,700
321,092	SolarWinds *	12,808,360
165,183	Synaptics *	13,112,227
295,046	Synchronoss Technologies *	14,103,199
70,154	Tyler Technologies *	9,789,289
339,803	VeriFone Systems *	10,934,861
		122,103,629

	Materials – 2.20%
230,975	Balchem	13,089,353
114,706	Flotek Industries *	1,963,767
		15,053,120

	Total Common Stocks (Cost $494,857,459)	639,669,701

See accompanying Notes to Schedule of Investments.

22

Aston Funds

ASTON/TAMRO Small Cap Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

INVESTMENT COMPANY – 3.26%
22,270,496	BlackRock Liquidity Funds TempFund Portfolio	$22,270,496

	Total Investment Company (Cost $22,270,496)	22,270,496

Total Investments – 96.87% (Cost $517,127,955)**		661,940,197
Net Other Assets and Liabilities – 3.13%		21,355,977
Net Assets – 100.00%		$683,296,174

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$156,402,809
Gross unrealized depreciation	(11,590,567)
Net unrealized appreciation	$144,812,242

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

23

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

At July 31, 2015, 26.31% of the Total Net Assets of the Fund were comprised of securities of issuers located outside the United States.

Par Value		Market Value

CORPORATE NOTES AND BONDS – 33.18%
	Consumer Discretionary – 1.70%
$255,000	American Axle & Manufacturing 6.625%, 10/15/22	$267,750
165,000	Asbury Automotive Group 6.000%, 12/15/24 (a)	172,425
85,000	Family Tree Escrow LLC Senior Secured Notes 5.750%, 03/01/23 (a)	90,100
315,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	404,220
200,000	Gol LuxCo SA (Luxembourg) 8.875%, 01/24/22	162,000
350,000	Goodyear Tire & Rubber 7.000%, 05/15/22	382,375
340,000	Gray Television 7.500%, 10/01/20	361,250
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (a)	633,000
300,000	Hutchison Whampoa International 12 (Cayman Islands) 6.000%, 05/29/49 (b)	317,967
200,000	Hutchison Whampoa International 12 II (Cayman Islands) 3.250%, 11/08/22	201,472
250,000	InRetail Shopping Malls (Peru) 6.500%, 07/09/21	268,750
220,000	Levi Strauss Senior Unsecured Notes 5.000%, 05/01/25 (a)	213,400
220,000	MGM Resorts International 6.625%, 12/15/21	233,475
	NCL (Bermuda)
45,000	5.000%, 02/15/18	45,900
	Senior Unsecured Notes
405,000	5.250%, 11/15/19 (a)	421,200
95,000	Pilgrim’s Pride 5.750%, 03/15/25 (a)	97,375
175,000	Regal Entertainment Group Senior Unsecured Notes 5.750%, 03/15/22	180,031
340,000	Sally Holdings 5.750%, 06/01/22	356,150
205,000	Station Casinos 7.500%, 03/01/21	219,863
395,000	Teva Pharmaceutical Finance Co BV (Cook Islands) 2.950%, 12/18/22	379,636
430,000	Viking Cruises (Bermuda) Senior Unsecured Notes 8.500%, 10/15/22 (a)	479,988
800,000	Walgreens Boots Alliance Senior Unsecured Notes 4.800%, 11/18/44	754,755
		6,643,082

	Consumer Staples – 3.87%
400,000	Ajecorp BV (Netherlands) 6.500%, 05/14/22	298,500
	Camposol SA (Peru)
150,000	9.875%, 02/02/17 (a)	153,562
280,000	9.875%, 02/02/17	286,650
	Cencosud SA (Chile)
500,000	5.500%, 01/20/21	530,289
900,000	4.875%, 01/20/23	912,561
600,000	Central American Bottling (British Virgin Islands) 6.750%, 02/09/22	642,000
400,000	Coca-Cola Senior Unsecured Notes 1.650%, 11/01/18	402,354
800,000	Corp Azucarera del Peru SA (Peru) 6.375%, 08/02/22	711,052
350,000	Cosan Overseas (Cayman Islands) 8.250%, 11/29/49	343,000
175,000	Dana Holding Senior Unsecured Notes 5.500%, 12/15/24	173,250
1,111,050	ENA Norte Trust (Panama) 4.950%, 04/25/23 Glencore Funding	1,158,270
105,000	2.500%, 01/15/19 (a)	102,831
175,000	3.125%, 04/29/19 (a)	175,246
400,000	Grupo Bimbo SAB de CV (Mexico) 4.500%, 01/25/22	420,600
450,000	HCA 5.375%, 02/01/25	461,340

See accompanying Notes to Schedule of Investments.

24

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

	Consumer Staples (continued)
$400,000	JBS Investments GmbH (Austria) 7.250%, 04/03/24	$412,000
225,000	JBS USA Senior Unsecured Notes 5.750%, 06/15/25 (a)	223,525
173,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	222,502
185,000	Kindred Escrow II Senior Secured Notes 8.000%, 01/15/20 (a)	200,725
385,000	Kraft Heinz Foods 1.600%, 06/30/17 (a)	385,552
590,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	597,098
	Laboratory Corp of America Holdings Senior Unsecured Notes
400,000	2.500%, 11/01/18	406,132
405,000	4.700%, 02/01/45	379,011
200,000	Maestro Peru SA (Peru) 6.750%, 09/26/19	213,000
	Marfrig Holding Europe BV (Netherlands)
200,000	8.375%, 05/09/18	199,000
200,000	6.875%, 06/24/19 (a)	185,000
800,000	6.875%, 06/24/19	738,000
	Minerva Luxembourg SA (Luxembourg)
400,000	7.750%, 01/31/23	402,880
300,000	8.750%, 12/29/49 (a) (b)	302,625
600,000	8.750%, 12/29/49 (b)	605,250
380,000	PepsiCo Senior Unsecured Notes 3.100%, 07/17/22	387,201
325,000	Post Holdings 7.375%, 02/15/22	333,184
405,000	Revlon Consumer Products 5.750%, 02/15/21	409,050
105,000	Rite Aid 6.125%, 04/01/23 (a)	109,463
335,000	Scientific Games International Senior Secured Notes 7.000%, 01/01/22 (a)	348,819
345,000	Service Corp International Senior Unsecured Notes 5.375%, 01/15/22	364,838
165,000	Spectrum Brands 5.750%, 07/15/25 (a)	170,742
765,000	Tyson Foods 3.950%, 08/15/24	775,459
		15,142,561

	Energy – 4.11%
400,000	AES General SA Senior Unsecured Notes 5.250%, 08/15/21	428,698
375,000	BP Capital Markets (United Kingdom) 3.062%, 03/17/22	375,740
380,000	Chevron Senior Unsecured Notes 1.365%, 03/02/18	379,514
1,400,000	CNOOC Finance 2015 Australia Property (Australia) 2.625%, 05/05/20	1,381,036
200,000	CNPC HK Overseas Capital (British Virgin Islands) 4.500%, 04/28/21	213,362
800,000	Comision Federal De Electricidad (Mexico) Senior Unsecured Notes 4.875%, 05/26/21	848,776
305,000	ConocoPhillips 6.500%, 02/01/39	381,326
	Delek & Avner Tamar Bond (Israel) Senior Unsecured Notes
1,300,000	4.435%, 12/30/20 (a)	1,330,875
140,000	5.412%, 12/30/25 (a)	141,400
195,000	Devon Energy Senior Unsecured Notes 6.300%, 01/15/19	220,550
	Ecopetrol SA (Colombia) Senior Unsecured Notes
400,000	4.125%, 01/16/25	368,000
300,000	7.375%, 09/18/43	314,034
1,150,000	5.875%, 05/28/45	1,009,102
385,000	Energy Transfer Partners LP Senior Unsecured Notes 4.750%, 01/15/26	377,581
	Energy XXI Gulf Coast
330,000	9.250%, 12/15/17	130,350
65,000	7.500%, 12/15/21	13,650
	Senior Secured Notes
124,000	11.000%, 03/15/20 (a)	92,922
115,000	EP Energy 9.375%, 05/01/20	119,600
115,000	EPL Oil & Gas 8.250%, 02/15/18	56,637
50,000	Gibson Energy (Canada) 6.750%, 07/15/21 (a)	51,125
	Inkia Energy (Bermuda) Senior Unsecured Notes
200,000	8.375%, 04/04/21 (a)	213,700
400,000	8.375%, 04/04/21	427,400
1,200,000	Instituto Costarricense de Electricidad (Costa Rica) Senior Unsecured Notes 6.950%, 11/10/21	1,260,000
370,000	Kinder Morgan Energy Partners, MTN Senior Unsecured Notes 6.950%, 01/15/38	393,239
595,000	Memorial Production Partners Senior Unsecured Notes 6.875%, 08/01/22	478,975
	Pacific Rubiales Energy (Canada)
750,000	5.125%, 03/28/23	478,125

See accompanying Notes to Schedule of Investments.

25

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

	Energy (continued)
$500,000	5.625%, 01/19/25 (a)	$317,350
300,000	5.625%, 01/19/25	190,410
	Petroleos Mexicanos (Mexico)
200,000	5.500%, 01/21/21	216,958
400,000	4.500%, 01/23/26 (a)	393,200
835,000	5.625%, 01/23/46 (a)	789,952
	Phillips 66
95,000	5.875%, 05/01/42	104,910
75,000	4.875%, 11/15/44	72,442
500,000	Reliance Industries (India) Senior Unsecured Notes 5.875%, 02/28/49	504,325
130,000	Sanchez Energy 6.125%, 01/15/23	105,950
235,000	Seven Generations Energy (Canada) Senior Unsecured Notes 8.250%, 05/15/20 (a)	242,050
295,000	Southern Star Central Senior Unsecured Notes 5.125%, 07/15/22 (a)	300,900
445,000	Tesoro Logistics Senior Unsecured Notes 6.250%, 10/15/22 (a)	467,250
200,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes 5.700%, 03/20/22	213,000
460,000	Triangle USA Petroleum Senior Unsecured Notes 6.750%, 07/15/22 (a)	315,100
380,000	Ultra Petroleum (Canada) Senior Unsecured Notes 5.750%, 12/15/18 (a)	342,000
		16,061,514

	Financials – 9.01%
	Agromercantil Senior Trust (Cayman Islands)
400,000	6.250%, 04/10/19 (a)	416,000
900,000	6.250%, 04/10/19	936,000
375,000	Air Lease Senior Unsecured Notes 3.750%, 02/01/22	376,567
370,000	Ally Financial Senior Unsecured Notes 4.125%, 03/30/20	373,700
145,000	American Express Credit Senior Unsecured Notes 2.125%, 03/18/19	145,796
630,000	American Express Credit, GMTN Senior Unsecured Notes 2.250%, 08/15/19	632,317
100,000	Argos Merger Sub Senior Unsecured Notes 7.125%, 03/15/23 (a)	106,000
665,000	Australia & New Zealand Banking Group, EMTN (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	744,603
500,000	Banco Continental SAECA (Paraguay) Senior Unsecured Notes 8.875%, 10/15/17	518,375
600,000	Banco de Costa Rica (Cost Rica) 5.250%, 08/12/18	617,400
500,000	Banco do Brasil SA/Cayman Islands (Brazil) 9.000%, 06/29/49 (a) (b)	431,100
700,000	Banco GNB Sudameris SA (Colombia) Subordinated Notes 7.500%, 07/30/22	754,250
800,000	Banco Inbursa SA Institucion de Banca Multiple (Mexico) Senior Unsecured Notes 4.125%, 06/06/24	792,000
200,000	Banco Internacional del Peru SAA (Peru) 8.500%, 04/23/70 (b)	224,500
700,000	Banco Latinoamericano de Comercio Exterior SA (Panama) Senior Unsecured Notes 3.250%, 05/07/20 (a)	700,350
600,000	Banco Nacional de Costa Rica (Costa Rica) Senior Unsecured Notes 4.875%, 11/01/18	610,500
	Banco Regional SAECA (Paraguay) Senior Unsecured Notes
150,000	8.125%, 01/24/19 (a)	159,562
950,000	8.125%, 01/24/19	1,010,562
700,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) Subordinated Notes 5.950%, 01/30/24 (b)	742,000
585,000	Bank of America Senior Unsecured Notes 2.000%, 01/11/18	587,327
400,000	Bank of Montreal, MTN (Canada) Senior Unsecured Notes 2.375%, 01/25/19	405,351
150,000	Bantrab Senior Trust (Cayman Islands) Senior Secured Notes 9.000%, 11/14/20	157,885
395,000	BB&T Senior Unsecured Notes 2.450%, 01/15/20	397,525
600,000	BBVA Banco Continental SA (Peru) Subordinated Notes 5.250%, 09/22/29 (b)	609,000
	BBVA Bancomer SA (Mexico) Subordinated Notes
200,000	6.008%, 05/17/22 (b)	207,500
300,000	5.350%, 11/12/29 (a) (b)	304,500
1,100,000	5.350%, 11/12/29 (b)	1,116,500

See accompanying Notes to Schedule of Investments.

26

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

	Financials (continued)
$250,000	BBVA Colombia SA (Colombia) Subordinated Notes 4.875%, 04/21/25 (a)	$249,875
360,000	Boston Properties, REIT Senior Unsecured Notes 4.125%, 05/15/21	383,121
200,000	Cementos Progreso Trust (Cayman Islands) 7.125%, 11/06/23	214,599
	CIMPOR Financial Operations BV (Netherlands)
200,000	5.750%, 07/17/24 (a)	158,000
200,000	5.750%, 07/17/24	158,000
570,000	Citigroup Senior Unsecured Notes 1.750%, 05/01/18	567,343
300,000	Comcel Trust (Cayman Islands) 6.875%, 02/06/24 (a)	318,840
500,000	CorpFinancierade DeSarrollo SA (Peru) Senior Unsecured Notes 3.250%, 07/15/19 (a)	506,250
	CorpGroup Banking SA (Chile) Senior Unsecured Notes
250,000	6.750%, 03/15/23 (a)	252,141
500,000	6.750%, 03/15/23	504,282
	Credito Real SAB de CV (Mexico) Senior Unsecured Notes
200,000	7.500%, 03/13/19 (a)	210,500
200,000	7.500%, 03/13/19	210,500
740,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	759,420
	General Motors Financial
105,000	2.400%, 04/10/18	104,689
425,000	3.200%, 07/13/20	420,894
	Global Bank (Panama)
800,000	4.750%, 10/05/17	819,100
200,000	5.125%, 10/30/19	207,250
	Senior Unsecured Notes
700,000	5.125%, 10/30/19 (a)	725,375
380,000	Goldman Sachs Group Senior Unsecured Notes 2.600%, 04/23/20	380,147
500,000	GrupoSura Finance SA (Cayman Islands) 5.700%, 05/18/21	541,000
1,550,000	Guanay Finance (Cayman Islands) Senior Secured Notes 6.000%, 12/15/20	1,612,000
375,000	Icahn Enterprises 4.875%, 03/15/19	387,656
700,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	679,875
775,000	JPMorgan Chase Senior Unsecured Notes 1.700%, 03/01/18	774,083
479,000	Liberty Mutual Group 6.500%, 05/01/42 (a)	575,791
700,000	Magnesita Finance (British Virgin Islands) 8.625%, 04/29/49	568,750
800,000	MetLife Senior Unsecured Notes 4.125%, 08/13/42	760,074
	Morgan Stanley Senior Unsecured Notes
375,000	2.650%, 01/27/20	376,692
370,000	3.750%, 02/25/23	378,129
235,000	MUFG Americas Holdings Senior Unsecured Notes 1.625%, 02/09/18	234,437
	National Rural Utilities Cooperative Finance
105,000	10.375%, 11/01/18	132,665
540,000	2.000%, 01/27/20	534,984
800,000	Oversea-Chinese Banking, EMTN (Singapore) Subordinated Notes 4.000%, 10/15/24 (b)	822,042
380,000	PNC Funding 3.300%, 03/08/22	390,294
	Simon Property Group, REIT Senior Unsecured Notes
175,000	5.650%, 02/01/20	199,412
170,000	4.125%, 12/01/21	182,330
375,000	Synchrony Financial Senior Unsecured Notes 3.000%, 08/15/19	378,386
1,000,000	Tanner Servicios Financieros SA (Chile) Senior Unsecured Notes 4.375%, 03/13/18	1,023,603
375,000	TIAA Asset Management Finance Senior Unsecured Notes 2.950%, 11/01/19 (a)	379,432
385,000	Toronto-Dominion Bank Senior Unsecured Notes 1.750%, 07/23/18	385,023
	Unifin Financiera SA de CV (Mexico)
200,000	6.250%, 07/22/19 (a)	196,360
700,000	6.250%, 07/22/19	687,260
1,000,000	United Overseas Bank, EMTN (Singapore) Subordinated Notes 3.750%, 09/19/24 (b)	1,025,380
	Wells Fargo, GMTN Senior Unsecured Notes
80,000	4.600%, 04/01/21	87,641
650,000	3.500%, 03/08/22	671,706
		35,212,501

	Healthcare – 1.31%
378,000	AbbVie Senior Unsecured Notes 4.700%, 05/14/45	371,532
765,000	Actavis Funding SCS (Luxembourg) 2.350%, 03/12/18	767,840
395,000	Alere 6.500%, 06/15/20	412,775

See accompanying Notes to Schedule of Investments.

27

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

	Healthcare (continued)
$410,000	Amgen Senior Unsecured Notes 2.700%, 05/01/22	$399,294
285,000	Baxalta Senior Unsecured Notes 5.250%, 06/23/45 (a)	289,962
415,000	Cardinal Health Senior Unsecured Notes 1.950%, 06/15/18	415,772
505,000	Covidien International Finance SA (Luxembourg) 2.950%, 06/15/23	498,273
390,000	LifePoint Hospitals 5.500%, 12/01/21	405,600
190,000	Quintiles Transnational 4.875%, 05/15/23 (a)	193,205
355,000	Select Medical 6.375%, 06/01/21	361,213
220,000	Tenet Healthcare Senior Unsecured Notes 6.750%, 06/15/23 (a)	230,450
375,000	WellPoint Senior Unsecured Notes 2.300%, 07/15/18	375,892
390,000	Zimmer Holdings Senior Unsecured Notes 1.450%, 04/01/17	389,660
		5,111,468

	Industrials – 4.21%
850,000	Aeropuerto Internacional de Tocumen SA (Panama) Senior Secured Notes 5.750%, 10/09/23	893,350
	Aeropuertos Dominicanos Siglo XXI SA (Domican Republic) Senior Secured Notes
200,000	9.750%, 11/13/19 (a) (d)	207,000
200,000	9.750%, 11/13/19 (d)	207,000
120,000	Air Medical Merger Sub Senior Unsecured Notes 6.375%, 05/15/23 (a)	114,000
195,000	Arcelormittal (Luxembourg) Senior Unsecured Notes 6.125%, 06/01/25	186,225
	Avianca Holdings SA (Panama)
400,000	8.375%, 05/10/20 (a)	403,500
800,000	8.375%, 05/10/20	807,000
350,000	Avis Budget Car Rental 5.500%, 04/01/23	353,062
460,000	Berry Plastics Secured Notes 5.500%, 05/15/22	467,475
295,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	420,099
380,000	Burlington Northern Santa Fe Senior Unsecured Notes 4.550%, 09/01/44	376,687
365,000	Delphi 4.150%, 03/15/24	378,523
289,000	Enterprise Products Operating 3.700%, 02/15/26	280,829
	ESAL GmbH (Austria)
600,000	6.250%, 02/05/23 (a)	592,500
200,000	6.250%, 02/05/23 (a)	197,500
420,000	FedEx 4.100%, 02/01/45	384,474
530,000	Gates Global 6.000%, 07/15/22 (a)	473,025
400,000	Gol LuxCo SA (Luxembourg) 8.875%, 01/24/22 (a)	324,000
200,000	Grupo Cementos de Chihuahua SAB de CV (Mexico) Senior Secured Notes 8.125%, 02/08/20	215,000
750,000	Grupo Elektra SAB de CV (Mexico) 7.250%, 08/06/18	776,250
200,000	Grupo Posadas SAB de CV (Mexico) 7.875%, 06/30/22 (a)	203,150
395,000	HD Supply 7.500%, 07/15/20	424,625
350,000	Hexion US Finance Senior Secured Notes 6.625%, 04/15/20	322,438
800,000	Latam Airlines Group (Chile) Senior Unsecured Notes 7.250%, 06/09/20 (a)	820,710
175,000	Manitowoc 8.500%, 11/01/20	184,625
270,000	Milacron 7.750%, 02/15/21 (a)	280,125
	OAS Financial (British Virgin Islands)
400,000	8.875%,04/29/49 (a)**	66,700
600,000	8.875%,04/29/49**	100,050
400,000	Odebrecht Finance (Cayman Island) 7.125%, 06/26/42	279,000
	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes
200,000	7.375%, 01/31/20 (a)	166,500
400,000	7.375%, 01/31/20	333,000
505,000	Plastipak Holdings Senior Unsecured Notes 6.500%, 10/01/21 (a)	510,050
370,000	Reynolds American 4.000%, 06/12/22	380,885
395,000	Reynolds Group Issuer 8.250%, 02/15/21	411,788
	Southern Copper Senior Unsecured Notes
100,000	3.875%, 04/23/25	96,314
200,000	7.500%, 07/27/35	218,120
335,000	Steel Dynamics 5.125%, 10/01/21	335,838
260,000	Terex 6.000%, 05/15/21	261,950
570,000	Thermo Fisher Scientific Senior Unsecured Notes 3.300%, 02/15/22	565,349

See accompanying Notes to Schedule of Investments.

28

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

	Industrials (continued)
$480,000	TransDigm 6.000%, 07/15/22	$482,100
	Union Andina de Cementos SAA (Peru) Senior Unsecured Notes
350,000	5.875%, 10/30/21 (a)	358,750
900,000	5.875%, 10/30/21	922,500
350,000	United Rentals North America 7.625%, 04/15/22	381,938
310,000	Waste Management 4.100%, 03/01/45	287,581
		16,451,585

	Information Technology – 1.18%
305,000	Activision Blizzard 5.625%, 09/15/21 (a)	321,012
282,000	Apple Senior Unsecured Notes 0.900%, 05/12/17	281,803
340,000	Audatex North America 6.000%, 06/15/21 (a)	348,500
455,000	CDW 6.000%, 08/15/22	477,181
400,000	Cisco Systems Senior Unsecured Notes 1.650%, 06/15/18	401,810
350,000	Infor US Senior Unsecured Notes 6.500%, 05/15/22 (a)	358,750
	International Business Machines Senior Unsecured Notes
430,000	1.125%, 02/06/18	428,151
330,000	1.250%, 02/08/18	329,289
	Oracle Senior Unsecured Notes
420,000	2.375%, 01/15/19	426,933
425,000	2.250%, 10/08/19	427,859
200,000	Tencent Holdings (Cayman Islands) Senior Unsecured Notes 3.800%, 02/11/25 (a)	195,773
230,000	Tribune Media 5.875%, 07/15/22 (a)	236,486
370,000	Xerox Senior Unsecured Notes 2.950%, 03/15/17	377,927
		4,611,474

	Materials – 2.20%
275,000	Ashland 4.750%, 08/15/22	278,437
500,000	Braskem America Finance 7.125%, 07/22/41	409,500
1,100,000	Cia Minera Ares SAC (Peru) 7.750%, 01/23/21	1,090,375
100,000	Colbun SA (Chile) Senior Unsecured Notes 6.000%, 01/21/20	110,729
415,000	Dow Chemical Senior Unsecured Notes 3.000%, 11/15/22	403,504
	Freeport-McMoRan
300,00	3.875%, 03/15/23	247,875
850,000	5.450%, 03/15/43	629,382
790,000	Georgia-Pacific Senior Unsecured Notes 3.600%, 03/01/25 (a)	785,726
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20	633,000
95,000	Platform Specialty Products Senior Unsecured Notes 6.500%, 02/01/22 (a)	98,800
525,000	Signode Industrial Group Lux SA Senior Unsecured Notes 6.375%, 05/01/22 (a)	515,813
200,000	SINOPEC Group Overseas Developement (British Virgin Islands) 2.500%, 04/28/20 (a)	197,119
	Southern Copper Senior Unsecured Notes
1,000,000	6.750%, 04/16/40	992,450
280,000	5.250%, 11/08/42	238,661
	Vedanta Resources (United Kingdom) Senior Unsecured Notes
800,000	7.125%, 05/31/23 (a)	708,000
400,000	7.125%, 05/31/23	354,000
650,000	Volcan Cia Minera SAA (Peru) 5.375%, 02/02/22	615,063
277,000	WCI Communities 6.875%, 08/15/21	291,543
		8,599,977

	Telecommunications – 3.85%
190,000	21st Century Fox America 4.750%, 09/15/44	188,400
780,000	Alibaba Group Holding (Cayman Islands) 3.600%, 11/28/24 (a)	751,429
375,000	Amazon.com Senior Unsecured Notes 3.800%, 12/05/24	378,389
395,000	AT&T Senior Unsecured Notes 3.400%, 05/15/25	378,602
700,000	B Communications (Israel) Senior Secured Notes 7.375%, 02/15/21 (a)	757,750
701,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	772,554
	CCO Holdings
475,000	5.250%, 09/30/22	482,125
70,000	5.125%, 05/01/23 (a)	69,562

See accompanying Notes to Schedule of Investments.

29

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

	Telecommunications (continued)
$195,000	Cequel Communications Holdings I Senior Unsecured Notes 6.375%, 09/15/20 (a)	$197,194
	Comcast
120,000	4.200%,08/15/34	118,873
265,000	4.400%,08/15/35	268,947
400,000	Comcel Trust Via Comunicaciones Celulares SA (Cayman Islands) 6.875%, 02/06/24 (a)	425,120
355,000	CommScope 5.000%, 06/15/21 (a)	351,894
	Digicel Group (Bermuda) Senior Unsecured Notes
300,000	7.125%, 04/01/22 (a)	276,750
1,200,000	7.125%, 04/01/22	1,107,000
	ENTEL Chile SA (Chile) Senior Unsecured Notes
300,000	4.750%, 08/01/26 (a)	297,753
700,000	4.750%, 08/01/26	694,756
240,000	Frontier Communications Senior Unsecured Notes 8.500%, 04/15/20	249,000
755,000	Gannett 4.875%, 09/15/21 (a)	758,775
200,000	Globo Comunicacao e Participacoes SA (Brazil) Senior Unsecured Notes 5.307%, 05/11/22 (d)	207,000
255,000	Intelsat Jackson Holdings SA (Luxembourg) 5.500%, 08/01/23	232,050
460,000	Level 3 Communications Senior Unsecured Notes 5.750%, 12/01/22	463,450
375,000	Orange SA (France) Senior Unsecured Notes 2.750%, 09/14/16	381,341
445,000	SBA Communications Senior Unsecured Notes 5.625%, 10/01/19	467,806
40,000	SBA Telecommunications 5.750%, 07/15/20	41,950
200,000	Sixsigma Networks Mexico SA de CV (Mexico) 8.250%, 11/07/21 (a)	206,700
1,000,000	Telefonica Celular del Paraguay SA (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22	1,039,700
500,000	Telefonica Chile SA (Chile) Senior Unsecured Notes 3.875%, 10/12/22	492,013
415,000	Time Warner 3.600%, 07/15/25	403,823
200,000	TV Azteca SAB de CV (Mexico) 7.500%, 05/25/18	204,750
500,000	TV Azteca SAB de CV, EMTN (Mexico) 7.625%, 09/18/20	517,500
810,000	Verizon Communications Senior Unsecured Notes 4.400%, 11/01/34	763,721
1,100,000	VTR Finance BV (Netherlands) Senior Secured Notes 6.875%, 01/15/24	1,122,000
		15,068,677

	Utilities – 1.74%
600,000	Abengoa Transmision Sur SA (Peru) Senior Secured Notes 6.875%, 04/30/43 (a)	660,000
900,000	AES Andres Dominicana (Cayman Island) Senior Secured Notes 9.500%, 11/12/20	938,250
300,000	AES El Salvador Trust II (Panama) 6.750%, 03/28/23	286,500
390,000	Duke Energy Progress 4.150%, 12/01/44	389,172
700,000	Empresa Electrica Guacolda SA (Chile) Senior Unsecured Notes 4.560%, 04/30/25 (a)	688,530
600,000	Empresas Publicas de Medellin ESP (Colombia) Senior Unsecured Notes 7.625%, 07/29/19	704,220
297,821	Fermaca Enterprises S de RL de CV (Mexico) Senior Secured Notes 6.375%, 03/30/38 (a)	300,799
1,500,000	Israel Electric (Israel) Senior Secured Notes 5.000%, 11/12/24 (a)	1,559,127
393,648	Mexico Generadora de Energia S de RL (Mexico) Senior Secured Notes 5.500%, 12/06/32	382,035
270,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	340,113
	Southern Senior Unsecured Notes
125,000	1.950%,09/01/16	126,133
440,000	2.450%,09/01/18	448,701
		6,823,580

	Total Corporate Notes and Bonds (Cost $132,581,528)	129,726,419

COLLATERALIZED MORTGAGE AND ASSET-BACKED SECURITIES – 17.60%
3,179,950	Alternative Loan Trust Series 2007-J2, Class 2A1 6.000%, 07/25/37	3,266,199

See accompanying Notes to Schedule of Investments.

30

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Par Value		Value

$1,016,905	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (b)	$1,032,666
600,000	Banc of America Commercial Mortgage Trust Series 2007-1, Class AMFX 5.482%, 01/15/49 (b)	623,567
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 5.809%, 02/10/51 (b)	375,083
598,675	Banc of America Funding Series 2006-B, Class 7A1 5.730%, 03/20/36 (b)	544,692
731,862	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (a)	615,070
281,730	Banc of America Funding Series 2012-R4, Class A 0.449%, 03/04/39 (a) (b)	278,723
284,135	Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	286,676
450,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.566%, 01/12/45 (b)	452,288
403,500	CDGJ Commercial Mortage Trust Series 2014-BXCH, Class B 2.036%, 12/15/27 (a) (b)	403,438
1,828,139	CHL Mortgage Pass-Through Trust Series 2007-14, Class A15 6.500%, 09/25/37	1,817,335
127,212	Citicorp Mortgage Securities Trust Series 2007-2, Class 3A1 5.500%, 02/25/37	127,566
450,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.711%, 12/10/49 (b)	475,365
959,867	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.190%, 09/10/45 (a) (b)	87,320
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class C 2.738%, 01/12/30 (a)	354,094
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class D 2.911%, 01/12/30 (a) (b)	354,280
4,938,787	Citigroup Commercial Mortgage Trust Series 2014-GC25, Class XA 1.097%, 10/10/47 (b)	378,380
440,700	Citigroup Commercial Mortgage Trust Series 2015-GC27, Class D 4.430%, 02/10/48 (a) (b)	389,889
780,000	Citigroup Commercial Mortgage Trust Series 2015-GC31, Class C 4.200%, 06/10/48	742,185
2,503,277	Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A2 2.613%, 03/25/36 (b)	2,398,605
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (b)	352,965
300,000	COBALT CMBS Commercial Mortgage Trust Series 2007-C2, Class AFJX 5.568%, 04/15/47 (b)	304,234
64,089	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 1.694%, 07/10/46 (a) (b)	2,180
1,928,163	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.155%, 10/15/45 (b)	195,696
7,811,248	Commercial Mortgage Pass Through Certificates Series 2013-CR10, Class XA 0.994%, 08/10/46 (b)	379,017
3,713,947	Commercial Mortgage Pass Through Certificates Series 2014-CCRE19, Class XA 1.306%, 08/10/47 (b)	277,345
300,000	Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class C 4.508%, 11/10/47 (b)	304,421
350,000	Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class E 2.537%, 06/11/27 (a) (b)	348,431
300,000	Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class F 3.687%, 06/11/27 (a) (b)	299,430
350,000	Commercial Mortgage Trust Series 2006-GG7, Class AJ 5.819%, 07/10/38 (b)	354,131
650,000	Commercial Mortgage Trust Series 2007-GG11, Class AJ 6.049%, 12/10/49 (b)	676,644
350,000	Commercial Mortgage Trust Series 2015-CCRE23, Class D 4.258%, 05/10/48 (b)	305,274
500,000	Core Industrial Trust Series 2015-CALW, Class D 3.850%, 02/10/34 (a) (b)	502,498
1,514,428	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	1,400,675
532,200	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	275,761
90,383	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	81,757

See accompanying Notes to Schedule of Investments.

31

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$347,635	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.691%, 09/25/37 (b)	$232,167
331,933	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.329%, 09/25/37 (b) (e)	92,744
722,312	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 4.248%, 12/20/35 (b)	646,097
618,414	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	595,841
140,952	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	129,308
275,000	Credit Suisse Commercial Mortgage Trust Series 2006-C4, Class AM 5.509%, 09/15/39	285,919
44,416	Credit Suisse First Boston Mortgage Securities Series 1998-C2, Class F 6.750%, 11/15/30 (a) (b)	45,604
2,069,099	Credit Suisse First Boston Mortgage Securities Series 2005-9, Class 5A9 5.500%, 10/25/35	1,841,662
1,005,885	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	894,929
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (b)	261,906
4,283,491	CSMC Trust Series 2013-IVR4, Class A11 3.497%, 07/25/43 (a) (b)	4,316,585
4,283,491	CSMC Trust Series 2013-IVR4, Class A2 3.000%, 07/25/43 (a) (b)	4,217,457
150,000	Del Coronado Trust Series 2013-HDC, Class D 2.134%, 03/15/26 (a) (b)	149,919
150,000	Del Coronado Trust Series 2013-HDC, Class E 2.836%, 03/15/26 (a) (b)	150,204
3,794,591	First Horizon Alternative Mortgage Securities Trust Series 2005-FA4, Class 1A6 5.500%, 06/25/35	3,540,680
1,989,382	First Horizon Mortgage Pass-Through Trust Series 2006-2, Class 1A3 6.000%, 08/25/36	1,885,297
350,000	GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.522%, 04/10/38 (b)	354,299
396,600	GS Mortgage Securities Trust Series 2006-GG8, Class AJ 5.622%, 11/10/39	403,752
391,000	GS Mortgage Securities Trust Series 2014-GC26, Class C 4.511%, 11/10/47 (b)	394,866
715,928	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 2.773%, 01/25/36 (b)	653,865
58,010	HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/25/37	55,836
1,622,477	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.505%, 05/15/45 (b)	7,713
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 05/15/47	359,042
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19 Class AM 5.695%, 02/12/49 (b)	370,478
387,200	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AJ 6.076%, 02/12/51 (b)	405,001
250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.010%, 02/15/51 (b)	268,159
1,100,176	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.460%, 07/15/46 (a) (b)	40,423
2,338,446	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.102%, 10/15/45 (b)	215,660
794,368	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 1.750%, 06/15/45 (b)	56,116
5,905,014	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C18, Class XA 1.145%, 02/15/47 (b)	362,748
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class C 4.661%, 08/15/47 (b)	307,409
3,728,773	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class XA 1.121%, 08/15/47 (b)	276,461
330,824	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C23, Class C 4.460%, 09/15/47 (b)	334,011

See accompanying Notes to Schedule of Investments.

32

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class A 3.429%, 06/10/27 (a)	$311,778
4,455,342	JPMBB Commercial Mortgage Securities Trust Series 2015-C27, Class XA 1.395%, 02/15/48 (b)	383,425
7,989,450	JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class XA 1.209%, 10/15/48 (b)	600,367
450,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class C 4.450%, 11/15/47 (b)	450,178
6,532,417	JPMBB Commercial Mortgage Securities Trust Series 2014-C25, Class XA 1.015%, 11/15/47 (b)	430,689
5,303,216	JPMBB Commercial Mortgage Securities Trust Series 2014-C26, Class XA 1.185%, 01/15/48 (b)	380,660
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 5.899%, 07/15/44 (a) (b)	268,681
350,000	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/15/40	362,389
350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/12/43 (b)	353,971
300,000	ML-CFC Commercial Mortgage Trust Series 2006-1, Class AJ 5.564%, 02/12/39 (b)	304,843
250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/12/48	261,267
943,559	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.820%, 08/15/45 (a) (b)	71,211
410,200	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 4.833%, 02/15/47 (a) (b)	400,046
5,959,213	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class XA 1.292%, 02/15/47 (b)	382,126
300,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class C 4.489%, 10/15/47	305,237
413,500	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class C 4.000%, 12/15/47	400,248
493,800	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class D 3.071%, 02/15/48 (a)	396,016
300,000	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.413%, 03/12/44 (b)	303,458
375,100	Morgan Stanley Capital I Trust Series 2007-1Q16, Class AMA 6.069%, 12/12/49 (b)	403,440
300,000	Morgan Stanley Capital I Trust Series 2007-HQ11, Class AJ 5.508%, 02/12/44 (b)	308,384
250,000	Morgan Stanley Capital I Trust Series 2007-IQ13, Class AM 5.406%, 03/15/44	262,833
1,153,409	Morgan Stanley Capital I Trust Series 2011-C1, Class XA 0.849%, 09/15/47 (a) (b)	15,957
250,000	Morgan Stanley Capital I Trust Series 2014-CPT, Class E 3.446%, 07/13/29 (a) (b)	246,604
350,000	Morgan Stanley Capital I Trust Series 2014-MP, Class D 3.693%, 08/11/29 (a) (b)	356,371
1,022,610	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.496%, 07/25/35 (b)	942,044
290,863	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35 (b)	215,692
5,068,940	RALI Series 2006-QS7, Class A2 6.000%, 06/25/36	4,167,951
232,184	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	141,924
532,593	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	389,301
2,372,056	Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43 (b)	2,146,974
372,569	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 2.428%, 02/25/36 (b)	329,716
1,900,507	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.107%, 08/10/49 (a) (b)	191,211
500,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32, Class AMFX 5.703%, 06/15/49 (a)	528,972

See accompanying Notes to Schedule of Investments.

33

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$393,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AJ 5.413%, 12/15/43 (b)	$401,500
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AM 5.383%, 12/15/43	262,060
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.385%, 12/15/43 (a) (b)	339,671
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ 5.951%, 02/15/51 (b)	310,719
2,467,260	Washington Mutual Mortgage Pass- Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/25/35	2,503,377
471,800	Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class D 3.586%, 02/15/48 (a)	390,817
400,000	Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class C 4.140%, 05/15/48 (b)	391,804
4,491,473	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class XA 1.213%, 05/15/48 (b)	359,295
512,000	Wells Fargo Commerical Mortgage Trust Series 2014-LC18, Class B 3.959%, 12/15/47	520,540
404,698	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	418,822
430,181	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	436,101
957,506	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.180%, 08/15/45 (a) (b)	88,635
1,418,283	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.188%, 11/15/45 (a) (b)	145,303

	Total Collateralized Mortgage and Asset-Backed Securities (Cost $67,944,930)	68,798,646

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 31.24%
	Fannie Mae – 9.71%
4,572,203	3.000%, 10/01/34 Pool # AS3456	4,713,507
4,818,927	3.000%, 01/01/35 Pool # AS4281	4,962,069
3,938,448	3.000%, 03/01/45 Pool # AS4645	3,972,214
381,394	4.000%, 06/01/42 Pool # AB5459	398,260
711,051	3.500%, 12/01/31 Pool # MA0919	751,798
628,174	3.500%, 01/01/32 Pool # MA0949	664,087
249,000	4.500%, 03/01/42 Pool # MA1050	262,934
1,654,445	3.000%, 06/01/33 Pool # MA1459	1,716,757
5,423,801	3.000%, 04/01/45 Pool # MA2248	5,417,056
282,803	4.000%, 09/01/31 Pool # MA3894	303,834
250,788	6.449%, 10/25/36 (b) (e) Series 2007-57, Class SX, REMIC	40,171
511,299	5.629%, 09/25/36 (b) (e) Series 2009-86, Class CI, REMIC	60,130
316,927	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	335,125
422,169	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	450,068
477,153	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	490,465
4,004	8.923%, 09/25/41 (b) Series 2011-88, Class SB, REMIC	4,089
1,104,091	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	1,083,401
1,126,831	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	1,118,586
1,713,566	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,771,739
5,136,401	3.000%, 02/25/43 Series 2013-8, Class Z, REMIC	4,849,094
5,113,632	3.000%, 11/25/44 Series 2014-73, Class CZ, REMIC	4,583,113
		37,948,497

	Freddie Mac – 7.24%
6,866,043	3.500%, 02/01/45 Gold Pool # Q31596	7,130,805
3,122,276	3.000%, 03/15/44 Series 4316, Class BZ, REMIC	2,901,436

See accompanying Notes to Schedule of Investments.

34

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Freddie Mac (continued)
$1,579,972	3.000%, 01/01/33 Gold Pool # C91594	$1,635,057
42,509	5.000%, 07/01/35 Gold Pool # G01840	47,291
13,257	5.500%, 12/01/38 Gold Pool # G06172	14,810
265,838	4.000%, 10/01/41 Gold Pool # T60392	277,084
986,808	3.500%, 10/01/42 Gold Pool # T65110	1,012,817
4,000,000	3.000%, 07/01/45 Pool # G08653	4,021,107
567,673	5.000%, 12/15/34 Series 2909, Class Z, REMIC	627,202
162,638	5.926%, 04/15/37 (b) (e) Series 3301, Class MS, REMIC	23,320
86,948	5.826%, 11/15/37 (b) (e) Series 3382, Class SB, REMIC	10,270
103,917	6.216%, 11/15/37 (b) (e) Series 3384, Class S, REMIC	12,092
274,148	5.346%, 01/15/39 (b) (e) Series 3500, Class SA, REMIC	25,959
286,411	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	316,003
1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,606,775
119,686	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	125,816
80,359	4.000%, 06/15/41 Series 3872, Class BA, REMIC	84,085
234,640	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	254,443
418,829	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	447,908
568,360	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	558,191
520,958	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	550,977
2,388,510	9.485%, 01/15/41 (b) Series 3792, Class SE, REMIC	2,440,848
4,030,829	3.000%, 06/15/40 Series 4323, Class GA, REMIC	4,199,567
		28,323,863

	Ginnie Mae – 1.07%
38,702	31.278%, 03/20/34 (b) Series 2004-35, Class SA	62,159
510,069	7.457%, 08/20/38 (b) (e) Series 2008-69, Class SB	107,584
599,619	4.500%, 05/16/39 Series 2009-32, Class ZE	650,710
659,571	4.500%, 05/20/39 Series 2009-35, Class DZ	717,254
649,769	4.500%, 09/20/39 Series 2009-75, Class GZ	702,354
274,795	5.881%, 03/20/39 (b) (e) Series 2010-98, Class IA	31,370
1,279,643	5.263%, 06/20/41 (b) (e) Series 2011-89, Class SA	189,837
5,338,522	6.063%, 10/20/44 (b) (e) Series 2014-156, Class PS	909,439
4,863,181	5.963%, 07/20/43 (b) (e) Series 2014-5, Class PS	801,603
		4,172,310

	U.S. Treasury Bonds – 1.78%
1,550,000	0.250%, 09/30/15	1,550,000
3,320,000	2.750%, 11/15/42	3,214,693
1,910,000	3.625%, 02/15/44	2,181,728
		6,946,421

	U.S. Treasury Inflation Index Bonds – 1.67%
6,515,465	0.125%, 04/15/19	6,548,551

	U.S. Treasury Notes – 9.77%
2,160,000	2.375%, 12/31/20	2,239,313
6,070,000	2.250%, 03/31/21	6,244,039
6,430,000	2.000%, 08/31/21	6,505,353
6,380,000	1.750%, 02/28/22	6,329,158
4,420,000	2.750%, 11/15/23	4,649,288
3,140,000	0.250%, 10/31/15	3,140,980
950,000	0.250%, 11/30/15	950,296
4,560,000	1.750%, 03/31/22	4,521,523
2,860,000	1.750%, 05/15/23	2,799,448
790,000	2.375%, 08/15/24	804,010
		38,183,408

	Total U.S. Government and Agency Obligations (Cost $122,041,562)	122,123,050

OTHER MORTGAGE AND ASSET-BACKED SECURITIES – 6.89%
250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class D1 3.674%, 07/15/26 (a) (b)	237,846
250,000	Adams Mill CLO (Cayman Islands) Series 2014-1A, Class E1 5.174%, 07/15/26 (a) (b)	226,861
500,000	Apidos CDO V (Cayman Islands) Seires 2007-5A, Class B 0.989%, 04/15/21 (a) (b)	487,279
500,000	Apidos CDO XXI Series 2015-21A, Class C 3.827%, 07/18/27 (a) (b)	483,011
500,000	Apidos CLO XVI (Cayman Islands) Series 2013-16A, Class B 2.974%, 01/19/25 (a) (b)	491,900
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class C 3.945%, 07/22/26 (a) (b)	245,485
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class D 5.495%, 07/22/26 (a) (b)	232,654
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class B 3.489%, 01/16/27 (a) (b)	501,335

See accompanying Notes to Schedule of Investments.

35

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class C 3.874%, 01/16/27 (a) (b)	$491,992
500,000	ARES XXVI CLO (Cayman Islands) Series 2013-1A, Class D 4.039%, 04/15/25 (a) (b)	490,087
500,000	Babson CLO (Cayman Islands) Series 2012-2A, Class CR 4.524%, 05/15/23 (a) (b)	496,224
250,000	Babson CLO (Cayman Islands) Series 2014-3A, Class E2 6.789%, 01/15/26 (a) (b)	248,782
500,000	Babson CLO (Cayman Islands) Series 2015-2A, Class D 3.894%, 07/20/27 (a) (b) (c)	493,350
250,000	Babson CLO (Cayman Islands) Series 2015-IA, Class D1 3.725%, 04/20/27 (a) (b)	239,525
250,000	Ballyrock CLO (Cayman Islands) Series 2014-1A. Class C 4.025%, 10/20/26 (a) (b)	241,813
765,847	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37 (d)	770,202
250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class C2 3.324%, 07/15/26 (a) (b)	250,468
250,000	Birchwood Park CLO (Cayman Islands) Series 2014-1A, Class D2 4.374%, 07/15/26 (a) (b)	250,448
250,000	BlueMountain CLO (Cayman Islands) Series 2012-1A, Class E 5.787%, 07/20/23 (a) (b)	249,043
750,000	BlueMountain CLO (Cayman Islands) Series 2012-2A, Class C 2.924%, 11/20/24 (a) (b)	749,120
500,000	BlueMountain CLO (Cayman Islands) Series 2015-2A, Class C 2.976%, 07/18/27 (a) (b)	498,965
500,000	BlueMountain CLO (Cayman Islands) Series 2015-2A, Class D 3.826%, 07/18/27 (a) (b)	486,515
250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class D 3.339%, 04/17/25 (a) (b)	234,284
250,000	Brookside Mill CLO (Cayman Islands) Series 2013-1A, Class E 4.689%, 04/17/25 (a) (b)	221,690
500,000	Canyon Capital CLO (Cayman Islands) Series 2014-1A, Class B 2.928%, 04/30/25 (a) (b)	489,160
500,000	Carlyle Global Market Strategies (Cayman Islands) Series 2014-7A, Class C 3.289%, 04/17/25 (a) (b)	501,267
250,000	Catamaran CLO (Cayman Islands) Series 2015-1A, Class C1 3.375%, 04/22/27 (a) (b)	247,700
500,000	Cent CDO 10 (Cayman Islands) Series 2005-10A, Class D 2.036%, 12/15/17 (a) (b)	494,343
500,000	ColumbusNova CLO (Cayman Islands) Series 2006-2A, Class D 1.779%, 04/04/18 (a) (b)	500,280
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (a) (d)	95,688
750,000	Dryden XXIV Senior Loan Fund (Cayman Islands) Series 2012-24RA, Class DR 3.979%, 11/15/23 (b)	743,818
1,000,000	Duane Street CLO III (Cayman Islands) Series 2006-3A, Class D 1.786%, 01/11/21 (a) (b)	993,637
250,000	Eaton Vance CDO VIII (Cayman Islands) Series 2006-8A, Class B 0.924%, 08/15/22 (a) (b)	237,632
250,000	Emerson Park CLO (Cayman Islands) Series 2013-1A, Class C1 3.039%, 07/15/25 (a) (b)	248,166
250,000	Flatiron CLO (Cayman Islands) Series 2014-1A, Class B 3.139%, 07/17/26 (a) (b)	248,279
250,000	Flatiron CLO (Cayman Islands) Series 2014-1A, Class C 3.589%, 07/17/26 (a) (b)	236,881
500,000	Galaxy XVIII CLO (Cayman Islands) Series 2014-18A, Class D1 3.874%, 10/15/26 (a) (b)	484,150
250,000	Goldentree Loan Opportunities VI (Cayman Islands) Series 2012-6A, Class D 4.489%, 04/17/22 (a) (b)	250,819
500,000	Goldentree Loan Opportunities X (Cayman Islands) Series 2015-10A, Class D 3.634%, 07/20/27 (a) (b)	485,526
757,000	GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (b)	155,426
250,000	Halcyon Loan Advisors Funding (Cayman Islands) Series 2013-2A, Class C 3.000%, 08/01/25 (a) (b)	239,926
500,000	ING Investment Management CLO II (Cayman Islands) Series 2006-2X, Class D 1.878%, 08/01/20 (b)	481,022
500,000	LCM VI (Cayman Islands) Series 6A, Class C 1.086%, 05/28/19 (a) (b)	490,865
250,000	LCM XI (Cayman Islands) Series 11A, Class D 4.237%, 04/19/22 (a) (b)	250,588
500,000	LCM XII (Cayman Islands) Series 12A, Class DR 3.992%, 10/19/22 (a) (b)	496,576

See accompanying Notes to Schedule of Investments.

36

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

$250,000	LCM XIV (Cayman Islands) Series 14A, Class D 3.789%, 07/15/25 (a) (b)	$244,456
500,000	LCM XV (Cayman Islands) Series 15A, Class C 3.382%, 08/25/24 (a) (b)	500,642
1,000,000	LCM XVIII (Cayman Islands) Series 19A, Class D 3.782%, 07/15/27 (a) (b) (c)	960,000
750,000	Madison Park Funding (Cayman Islands) Series 2007-6A, Class C 1.295%, 07/26/21 (a) (b)	721,326
350,000	Madison Park Funding IV (Cayman Islands) Series 2007-4A, Class D 1.711%, 03/22/21 (a) (b)	329,888
500,000	Madison Park Funding XIV (Cayman Islands) Series 2014-14A, Class D 3.788%, 07/20/26 (a) (b)	487,100
500,000	Madison Park Funding XV (Cayman Islands) Series 2014-15A, Class C 3.995%, 01/27/26 (a) (b)	493,490
500,000	Madison Park Funding XVI (Cayman Islands) Series 2015-16A, Class B 3.263%, 04/20/26 (a) (b)	500,678
500,000	Magnetite IX (Cayman Islands) Series 2014-9A, Class B 3.186%, 07/25/26 (a) (b)	496,250
500,000	Magnetite XI (Cayman Islands) Series 2014-11A, Class C 3.774%, 01/18/27 (a) (b)	492,460
250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class B 3.124%, 01/15/25 (a) (b)	248,349
250,000	Nomad CLO (Cayman Islands) Series 2013-1A, Class C 3.674%, 01/15/25 (a) (b)	241,643
250,000	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class D 3.524%, 07/17/25 (a) (b)	239,398
250,000	Octagon Investment Partners XVI (Cayman Islands) Series 2013-1A, Class E 4.674%, 07/17/25 (a) (b)	226,095
250,000	Octagon Investment Partners XXI (Cayman Islands) Series 2014-1A, Class C 3.925%, 11/14/26 (a) (b)	242,592
250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class C2 3.674%, 11/22/25 (a) (b)	250,619
250,000	Octagon Investment Partners XXII (Cayman Islands) Series 2014-1A, Class D2 4.754%, 11/22/25 (a) (b)	250,780
105,300	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.361%, 09/25/36 (b)	103,387
500,000	Symphony CLO XI (Cayman Islands) Series 2013-11A, Class C 3.439%, 01/17/25 (a) (b)	498,477
750,000	Symphony CLO XIV (Cayman Islands) Series 2014-14A, Class D2 3.886%, 07/14/26 (a) (b)	733,576
750,000	Venture XV CLO (Cayman Islands) Series 2013-15A, Class C 3.389%, 07/15/25 (a) (b)	748,719
250,000	Wind River CLO (Cayman Islands) Series 2013-1A, Class C 3.574%, 04/20/25 (a) (b)	240,175

	Total Other Mortgage and Asset- Backed Securities (Cost $26,959,071)	26,940,728

MUNICIPAL BONDS – 3.47%
	California – 0.54%
580,000	East Bay Municipal Utility District Water System RB, Series A 5.000%, 06/01/31	689,440
1,220,000	State of California, GO 5.000%, 08/01/33	1,410,381
		2,099,821

	Georgia – 0.38%
1,225,000	Gwinnett County School District, GO 5.000%, 02/01/31	1,474,998

	Louisiana – 0.20%
670,000	State of Louisiana, GO 5.000%, 05/01/28	784,262

	Nevada – 0.32%
1,030,000	State of Nevada, GO Series B 5.000%, 11/01/26	1,247,361

	New York – 0.31%
1,060,000	New York State Dormitory Authority, RB Series A 5.000%, 03/15/33	1,221,491

	Oregon – 0.32%
1,050,000	State of Oregon Department of Transportation, RB Series A 5.000%, 11/15/29	1,249,836

	Texas – 0.64%
980,000	State of Texas, GO Transportation Commission, Series A 5.000%, 10/01/28	1,164,348

See accompanying Notes to Schedule of Investments.

37

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Texas (continued)
$1,130,000	University of Texas System, RB Series B 5.000%, 08/15/27	$1,358,045
		2,522,393

	Utah – 0.27%
890,000	Utah Transit Authority, RB Series A 5.000%, 06/15/31	1,052,621

	Virginia – 0.19%
610,000	Virginia State, GO Standing Aid Witholding, Series B 5.000%, 06/01/27	750,428

	Washington – 0.30%
1,000,000	State of Washington, GO Series R-2015E 5.000%, 07/01/33	1,156,610

	Total Municipal Bonds (Cost $13,623,681)	13,559,821

FOREIGN GOVERNMENT BONDS – 0.74%
1,650,000	Colombia Government International Bond Senior Unsecured Notes 4.375%, 07/12/21	1,720,125
500,000	Mexico Government International Bond Senior Unsecured Notes 3.500%, 01/21/21	512,500
560,000	Mexico Government International Bond Senior Unsecured Notes 4.000%, 10/02/23	578,200
100,000	Panama Government International Bond Senior Unsecured Notes 5.200%, 01/30/20	110,350

	Total Foreign Government Bonds (Cost $2,932,315)	2,921,175

Shares

INVESTMENT COMPANIES – 6.45%
15,464,521	BlackRock Liquidity Funds TempFund Portfolio	15,464,521
963,812	DoubleLine Floating Rate Fund (f)	9,744,141

	Total Investment Companies (Cost $25,204,981)	25,208,662
Total Investments – 99.57% (Cost $391,288,068)*		389,278,501
Net Other Assets and Liabilities – 0.43%		1,669,664
Net Assets – 100.00%		$390,948,165

*	At July 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$4,225,991
	Gross unrealized depreciation	(6,235,558)
	Net unrealized depreciation	$(2,009,567)

**	Security in default.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2015, these securities amounted to $74,434,365 or 19.04% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.
(b)	Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2015.
(c)	Securities with a total aggregate market value of $1,453,350 or 0.37% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(d)	Step Coupon. Security becomes interest bearing at a future date.
(e)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(f)	Affiliated issuer.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Portfolio Composition
U.S. Government Obligations	13%
U.S. Government Agency Obligations	21%
Corporate Notes and Bonds
(S&P Ratings unaudited)
AAA	7%
AA	5%
A	9%
BBB	17%
BB	14%
B	5%
Lower than B	9%
100%

For financial reporting purposes, credit quality ratings shown are assigned by Standard & Poor’s. This rating agency is independent, nationally recognized statistical rating organizations and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Credit quality ratings are subject to change.

See accompanying Notes to Schedule of Investments.

38

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Par Value		Market Value

CORPORATE NOTES AND BONDS – 46.71%
	Consumer Discretionary – 2.71%
$225,000	Coach Senior Unsecured Notes 4.250%, 04/01/25	$215,374
500,000	Ford Motor Senior Unsecured Notes 1.209%, 11/04/19 (a)	498,042
390,000	L Brands Senior Unsecured Notes 7.600%, 07/15/37	440,700
250,000	Netflix Senior Unsecured Notes 5.750%, 03/01/24	262,500
		1,416,616

	Consumer Staples – 2.30%
65,000	Altria Group 10.200%, 02/06/39	109,391
320,000	Conagra Foods 6.625%, 08/15/39	338,638
100,000	Reynolds American 7.750%, 06/01/18	115,087
500,000	8.125%, 05/01/40 (b)	640,297
		1,203,413

	Energy – 3.75%
	Chesapeake Energy
250,000	6.625%, 08/15/20	225,000
250,000	6.125%, 02/15/21	216,875
250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	298,154
250,000	KazMunayGas National (Kazakhstan) Senior Unsecured Notes 5.750%, 04/30/43 (b)	198,780
100,000	Petroleos Mexicanos (Mexico) 4.500%, 01/23/26 (b)	98,300
250,000	Pride International 6.875%, 08/15/20	280,471
250,000	Transocean (Cayman Islands) 7.850%, 12/15/41 (c)	185,625
400,000	Weatherford International (Bermuda) 9.625%, 03/01/19	457,016
		1,960,221

	Financials – 15.49%
250,000	AerCap Ireland Capital (Ireland) 4.500%, 05/15/21 (b)	254,375
500,000	Ally Financial Senior Unsecured Notes 4.125%, 02/13/22	493,750
450,000	American Express Credit, MTN Senior Unsecured Notes 0.549%, 06/05/17 (a)	448,145
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	564,722
250,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (b)	257,188
	Bancolombia (Colombia) Senior Unsecured Notes
250,000	5.950%, 06/03/21 Subordinated Notes	272,800
250,000	5.125%, 09/11/22	249,750
	Bank of America Senior Unsecured Notes
580,000	1.329%, 01/15/19 (a)	585,509
175,000	MTN, Subordinated Notes 4.000%, 01/22/25	172,222
250,000	Barrick North America Finance 5.700%, 05/30/41	206,168
250,000	Berkshire Hathaway Finance 0.586%, 01/12/18 (a)	250,127
250,000	Bunge Ltd Finance 8.500%, 06/15/19	302,674
185,000	Capital One Financial 3.150%, 07/15/16	188,481
140,000	Citigroup Senior Unsecured Notes 1.255%, 07/25/16 (a)	140,509
500,000	Credit Suisse New York (Switzerland) MTN Senior Unsecured Notes 0.586%, 03/11/16 (a)	499,771
150,000	Daimler Finance 0.958%, 08/01/16 (a) (b)	150,525

See accompanying Notes to Schedule of Investments.

39

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Financials (continued)
$250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	$289,193
500,000	Ensco (United Kingdom) Senior Unsecured Notes 5.200%, 03/15/25	476,601
375,000	Goldman Sachs Group Senior Unsecured Notes 1.314%, 10/23/19 (a)	378,260
500,000	Goldman Sachs Group, MTN Senior Unsecured Notes 1.374%, 11/15/18 (a)	503,443
400,000	Itau Unibanco Holding (Brazil) Subordinated Notes 5.500%, 08/06/22 (b)	400,400
250,000	Jefferies Group Senior Unsecured Notes 6.500%, 01/20/43	251,834
200,000	Leucadia National Senior Unsecured Notes 5.500%, 10/18/23	207,321
250,000	Nomura Holdings (Japan), MTN Senior Unsecured Notes 1.736%, 09/13/16 (a)	251,681
300,000	Turkiye Halk Bankasi AS (Turkey) Senior Unsecured Notes 4.750%, 06/04/19 (b)	301,954
		8,097,403

	Healthcare – 2.86%
500,000	Bayer US Finance 0.534%, 10/07/16 (a) (b)	500,552
1,000,000	Merck Senior Unsecured Notes 0.686%, 02/10/20 (a)	996,445
		1,496,997

	Industrials – 4.36%
650,000	ADT Senior Unsecured Notes 4.875%, 07/15/42	510,250
250,000	FedEx Senior Notes 8.000%, 01/15/19	299,341
500,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42 (b)	515,000
200,000	Nissan Motor Acceptance 0.981%, 09/26/16 (a) (b)	200,833
500,000	Southern Copper Senior Unsecured Notes 7.500%, 07/27/35	545,300
250,000	Vale (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	206,135
		2,276,859

	Information Technology – 2.18%
350,000	eBay Senior Unsecured Notes 4.000%, 07/15/42	275,903
150,000	Hewlett-Packard Senior Unsecured Notes 1.226%, 01/14/19 (a)	148,153
250,000	Micron Technology Senior Unsecured Notes 5.500%, 02/01/25	242,813
250,000	QUALCOMM 4.800%, 05/20/45	227,052
250,000	Seagate HDD (Cayman Islands) 5.750%, 12/01/34 (b)	246,156
		1,140,077

	Materials – 5.61%
100,000	Allegheny Technologies Senior Unsecured Notes 6.625%, 08/15/23 (c)	94,770
400,000	ArcelorMittal (Luxembourg) Senior Unsecured Notes 7.750%, 10/15/39 (c)	388,000
300,000	Ball Corp 5.000%, 03/15/22	308,831
500,000	Braskem America Finance 7.125%, 07/22/41 (b)	409,500
250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19	304,295
500,000	GTL Trade Finance (Virgin Islands) 7.250%, 04/16/44 (b)	432,500
250,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38	348,219
250,000	Teck Resources (Canada) 6.250%, 07/15/41	179,535
500,000	Vale Overseas (Cayman Islands) 6.875%, 11/21/36	468,850
		2,934,500

	Telecommunication Services – 6.45%
500,000	CenturyLink Senior Unsecured Notes 7.600%, 09/15/39	447,500
500,000	7.650%, 03/15/42	445,000
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	321,125
	Telecom Italia Capital (Luxembourg)
250,000	6.375%, 11/15/33	258,750
600,000	7.721%, 06/04/38	693,000
500,000	Telefonica Europe (Netherlands) 8.250%, 09/15/30	682,865
100,000	Verizon Communications Senior Unsecured Notes 1.816%, 09/15/16 (a)	101,180

See accompanying Notes to Schedule of Investments.

40

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Telecommunication Services (continued)
$500,000	Windstream 7.500%, 06/01/22	$419,146
		3,368,566

	Utilities – 1.00%
334,000	FPL Group Capital 7.875%, 12/15/15	342,256
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	179,636
		521,892

	Total Corporate Notes and Bonds (Cost $24,162,948)	24,416,544

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 45.22%
	Fannie Mae – 14.38%
98,532	6.000%, 11/01/17 Pool # 662854	102,188
22,147	6.000%, 04/01/18 Pool # 725175	22,772
112,197	5.500%, 11/01/18 Pool # 748886	118,358
35,844	4.500%, 06/01/19 Pool # 747860	37,466
206,973	6.000%, 01/01/21 Pool # 850787	226,629
101,508	6.000%, 09/01/32 Pool # 847899	115,147
60,944	6.000%, 02/01/34 Pool # 771952	69,785
52,550	7.500%, 02/01/35 Pool # 787557	55,707
18,234	7.500%, 04/01/35 Pool # 819231	19,421
79,370	6.000%, 11/01/35 Pool # 844078	90,515
86,588	5.000%, 05/01/36 Pool # 745581	95,940
44,221	6.000%, 12/01/36 Pool # 888029	50,260
61,965	5.500%, 06/01/37 Pool # 918778	69,533
63,664	6.500%, 10/01/37 Pool # 888890	73,251
195,148	5.500%, 03/01/38 Pool # 962344	218,940
208,025	4.000%, 02/01/41 Pool # AE0949	222,843
182,395	4.000%, 02/01/41 Pool # AH5695	195,191
913,121	3.000%, 03/01/43 Pool # AB8615	923,603
499,944	3.500%, 05/01/43 Pool # AB9512	520,423
534,198	3.000%, 07/01/43 Pool # AU1629	539,909
903,720	3.000%, 08/01/43 Pool # AS0331	913,244
849,574	3.000%, 09/01/44 Pool # AX7336	856,857
1,466,063	3.000%, 02/01/45 Pool # AS4474	1,478,632
497,471	3.000%, 06/01/45 Pool # AY6104	501,736
		7,518,350

	Freddie Mac – 11.94%
203,406	5.500%, 11/01/20 Gold Pool # G18083	220,780
40,616	5.500%, 12/01/20 Gold Pool # G11820	43,807
65,591	5.500%, 05/01/37 Gold Pool # A60048	73,311
127,202	5.500%, 09/01/37 Gold Pool # G03202	142,106
100,070	5.000%, 02/01/38 Gold Pool # A73409	110,161
304,516	5.000%, 04/01/38 Gold Pool # G04334	336,885
188,822	4.000%, 12/01/39 Gold Pool # G06935	201,258
86,398	4.000%, 05/01/41 Gold Pool # Q00870	91,881
592,370	4.000%, 11/01/41 Gold Pool # Q04550	630,481
865,545	3.000%, 04/01/43 Gold Pool # V80006	871,891
867,284	3.000%, 05/01/43 Gold Pool # G08525	873,223
447,450	3.000%, 09/01/43 Gold Pool # G08544	450,357
729,916	3.500%, 10/01/43 Gold Pool # G08554	758,158
269,635	3.500%, 11/01/43 Gold Pool # G08557	279,896
629,696	3.500%, 01/01/44 Gold Pool # G08562	653,586
484,174	3.500%, 02/01/44 Gold Pool # G08572	502,542
		6,240,323

	Ginnie Mae – 1.25%
95,257	5.000%, 05/01/37 Pool # 782156	103,984
197,163	5.000%, 08/01/37 Pool # 4015	214,891
169,106	6.000%, 07/01/38 Pool # 4195	191,439
86,362	5.500%, 08/01/38 Pool # 4215	92,581
42,894	6.000%, 01/01/39 Pool # 698036	48,883
		651,778

See accompanying Notes to Schedule of Investments.

41

Aston Funds

ASTON/TCH Fixed Income Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	U.S. Treasury Bond – 0.98%
$500,000	3.000%, 05/15/42	$509,571

	U.S. Treasury Inflation Index Bonds – 5.80%
1,654,185	1.375%, 07/15/18	1,738,962
1,135,130	1.750%, 01/15/28	1,292,718
		3,031,680

	U.S. Treasury Notes – 10.87%
1,500,000	2.000%, 01/31/16	1,513,125
1,250,000	2.000%, 04/30/16	1,265,624
500,000	3.000%, 08/31/16	513,905
500,000	2.250%, 11/30/17	516,718
350,000	2.000%, 11/30/20	356,370
1,500,000	2.000%, 11/15/21	1,515,116
		5,680,858

	Total U.S. Government and Agency Obligations (Cost $23,022,092)	23,632,560

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.56%
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/01/42 (a)	294,159

	Total Commercial Mortgage-Backed Security (Cost $193,854)	294,159

FOREIGN GOVERNMENT BOND – 0.93%
500,000	Costa Rica Government International Bond Senior Unsecured Notes 7.158%, 03/12/45 (b)	483,125

	Total Foreign Government Bond (Cost $500,000)	483,125

Shares

INVESTMENT COMPANY – 5.66%
2,959,647	BlackRock Liquidity Funds TempFund Portfolio	2,959,647

	Total Investment Company (Cost $2,959,647)	2,959,647

Total Investments – 99.08% (Cost $50,838,541)*		51,786,035
Net Other Assets and Liabilities – 0.92%		482,105
Net Assets – 100.00%		$52,268,140

*	At July 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$1,911,568
	Gross unrealized depreciation	(964,074)
	Net unrealized appreciation	$947,494

(a)	Variable rate bond. The interest rate shown reflects the rate in effect at July 31, 2015.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2015, these securities amounted to $5,089,485 or 9.74% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.
(c)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be accrual rate until maturity.

MTN	Medium Term Note

Portfolio Composition
U.S. Government and Agency Obligations	45%
Foreign Government Bond	1%
Commercial Mortgage-Backed Security	1%
Investment Company	6%
Corporate Notes and Bonds (Moody’s Ratings)
Aa	1%
A	8%
Baa	25%
Ba	11%
B	2%
100%

For financial reporting purposes, credit quality ratings shown are assigned by Moody’s Investors Service. If a Moody’s credit quality rating is not available the credit quality ratings shown are assigned by Standard & Poor’s. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of Baa/ BBB or higher. Below investment grade ratings are credit ratings of Ba/BB or lower. Investments designated N/R are not rated by either rating agency. Credit quality ratings are subject to change.

See accompanying Notes to Schedule of Investments.

42

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.63%
	Consumer Discretionary – 14.36%
120,000	Coach (a)	$3,744,000
500,000	Ford Motor	7,415,000
225,000	General Motors (a)	7,089,750
600,000	Staples (a)	8,826,000
		27,074,750

	Energy – 8.28%
70,000	Baker Hughes (a)	4,070,500
100,000	Halliburton (a)	4,179,000
85,000	Schlumberger (a)	7,039,700
19,984	Talen Energy *	314,348
		15,603,548

	Financials – 7.48%
170,000	Hartford Financial Services Group (a)	8,083,500
515,000	Huntington Bancshares (a)	6,010,050
		14,093,550

	Healthcare – 3.91%
100,000	Quest Diagnostics (a)	7,381,000

	Industrials – 21.06%
182,600	ADT (a)	6,305,178
80,000	Deere (a)	7,565,600
110,000	Emerson Electric (a)	5,692,500
135,000	Fastenal (a)	5,651,100
270,000	General Electric (a)	7,047,000
175,000	Republic Services (a)	7,442,750
		39,704,128
	Information Technology – 20.24%
48,500	Altera (a)	2,408,510
267,700	Cisco Systems (a)	7,608,034
260,000	EMC (a)	6,991,400
260,000	Intel (a)	7,527,000
145,000	Paychex (a)	6,728,000
165,000	Xilinx (a)	6,888,750
		38,151,694

	Materials – 6.60%
190,000	Alcoa (a)	1,875,300
55,000	Dow Chemical (a)	2,588,300
85,000	LyondellBasell Industries, Class A
	(Netherlands) (a)	7,975,550
		12,439,150

	Telecommunication Services – 6.99%
170,000	AT&T (a)	5,905,800
115,000	CenturyLink (a)	3,289,000
85,000	Verizon Communications (a)	3,977,150
		13,171,950

	Utilities – 9.71%
200,000	Exelon (a)	6,418,000
200,000	FirstEnergy (a)	6,792,000
160,000	PPL (a)	5,089,600
		18,299,600

	Total Common Stocks (Cost $177,220,126)	185,919,370

Number of Contracts

PURCHASED OPTIONS – 0.89%
	SPDR S&P 500 ETF TRUST
6,100	Strike @ $190 Exp 09/15	433,100
7,100	Strike @ $191 Exp 09/15	553,800
7,100	Strike @ $192 Exp 09/15	564,450
1,500	Strike @ $193 Exp 09/15	123,000

	Total Purchased Options (Cost $2,201,883)	1,674,350

Shares

INVESTMENT COMPANY – 3.02%
5,703,572	BlackRock Liquidity Funds TempFund Portfolio	5,703,572

	Total Investment Company (Cost $5,703,572)	5,703,572

Total Investments – 102.54% (Cost $185,125,581)**		193,297,292
Net Other Assets and Liabilities – (2.54)%		(4,794,716)
Net Assets – 100.00%		$188,502,576

See accompanying Notes to Schedule of Investments.

43

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$17,616,715
Gross unrealized depreciation	(9,445,004)
Net unrealized appreciation	$8,171,711

(a)	Security position is either partially or entirely pledged as collateral for written options.

ETF	Exchange-Traded Fund
S&P	Standard & Poor
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the period ended July 31, 2015 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2014	59,168	$5,230,766
Call Options Written	205,822	21,262,725
Call Options Closed or Expired	(214,252)	(22,159,695)
Outstanding, July 31, 2015	50,738	$4,333,796

Premiums received and value of written call equity options outstanding as of July 31, 2015.

Number of Contracts	Description	Premium Received	Market Value

	ADT
300	Strike @ $40 Exp 1/16	$95,386	$12,000
726	Strike @ $39 Exp 1/16	47,224	54,450

	Alcoa
1,600	Strike @ $14 Exp 1/16	28,799	20,800

	Altera
485	Strike @ $43 Exp 1/16	315,574	380,725

	AT&T
200	Strike @ $36 Exp 1/16	16,192	14,600
250	Strike @ $37 Exp 1/16	17,490	11,500
1,250	Strike @ $37 Exp 4/16	68,761	80,000

	Baker Hughes
300	Strike @ $57.50 Exp 1/16	122,386	167,250
350	Strike @ $60 Exp 1/16	95,534	155,750
50	Strike @ $65 Exp 1/16	13,648	10,775

	CenturyLink
1,150	Strike @ $34 Exp 1/16	56,303	23,000

	Cisco Systems
1,677	Strike @ $32 Exp 4/16	82,104	107,328
1,000	Strike @ $33 Exp 4/16	31,459	42,500

	Coach
50	Strike @ $45 Exp 11/15	12,048	250
950	Strike @ $38 Exp 2/16	125,754	71,250
200	Strike @ $39 Exp 2/16	22,283	12,000

	Deere
450	Strike @ $95 Exp 1/16	103,030	205,200
350	Strike @ $97.50 Exp 1/16	57,735	111,650

	Dow Chemical
100	Strike @ $57.50 Exp 1/16	8,990	5,700
350	Strike @ $50 Exp 3/16	65,099	89,250
100	Strike @ $52.50 Exp 3/16	15,800	17,400

	EMC
300	Strike @ $32 Exp 1/16	6,600	9,600
800	Strike @ $34 Exp 1/16	8,000	12,800
1,500	Strike @ $35 Exp 1/16	9,000	18,750

	Emerson Electric
450	Strike @ $70 Exp 9/15	17,376	1,125
600	Strike @ $75 Exp 9/15	9,342	1,500
50	Strike @ $67.50 Exp 1/16	4,996	250

	Exelon
1,241	Strike @ $38 Exp 1/16	66,491	21,717
759	Strike @ $39 Exp 1/16	30,815	9,488

	Fastenal
350	Strike @ $47 Exp 1/16	37,037	14,875
550	Strike @ $48 Exp 1/16	50,569	16,500
150	Strike @ $49 Exp 1/16	13,350	3,000
150	Strike @ $46 Exp 2/16	13,350	12,750

	FirstEnergy
150	Strike @ $40 Exp 10/15	7,929	375
150	Strike @ $40 Exp 1/16	9,969	1,800
1,700	Strike @ $41 Exp 1/16	70,481	21,250

	General Electric
2,350	Strike @ $28 Exp 1/16	108,168	94,000
350	Strike @ $27 Exp 3/16	31,324	26,250

	General Motors
800	Strike @ $45 Exp 1/16	83,966	8,000

	Halliburton
700	Strike @ $47 Exp 1/16	76,971	98,000
300	Strike @ $48 Exp 1/16	27,587	33,000

	Hartford Financial Services Group
1,700	Strike @ $45 Exp 1/16	273,695	705,500

	Huntington Bancshares
5,150	Strike @ $12 Exp 1/16	169,741	221,450

	Intel
2,600	Strike @ $35 Exp 4/16	157,693	93,600
	LyondellBasell Industries NV
850	Strike @ $95 Exp 3/16	446,865	586,500

	Paychex
1,250	Strike @ $48 Exp 3/16	216,246	175,000
200	Strike @ $49 Exp 3/16	26,100	21,000

	PPL
1,600	Strike @ $37 Exp 10/15	62,335	44,000

	Quest Diagnostics
700	Strike @ $85 Exp 1/16	120,874	59,500
300	Strike @ $80 Exp 2/16	53,507	66,750

	Republic Services
1,100	Strike @ $44 Exp 1/16	74,755	115,500
650	Strike @ $45 Exp 1/16	31,108	47,125

See accompanying Notes to Schedule of Investments.

44

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Number of Contracts	Description	Premium Received	Market Value

	Schlumberger
850	Strike @ $100 Exp 2/16	$91,722	$61,625

	Staples
1,500	Strike @ $21 Exp 1/16	26,729	18,750
3,000	Strike @ $22 Exp 1/16	153,557	30,000
500	Strike @ $23 Exp 1/16	13,480	3,750
1,000	Strike @ $20 Exp 3/16	29,959	30,000

	Verizon Communications
850	Strike @ $50 Exp 4/16	92,614	68,000

	Xilinx
1,650	Strike @ $47 Exp 1/16	207,896	129,525

	Total Written Call Options	$4,333,796	$4,475,983

See accompanying Notes to Schedule of Investments.

45

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

INVESTMENT COMPANIES – 95.58%
	Long/Short Strategies – 38.68%
843,481	Blackrock Global Long/Short Equity Fund-IS	$10,054,297
767,587	Convergence Core Plus Fund	14,223,392
101	Diamond Hill Long/Short Fund-I	2,465
420,792	FPA Crescent Fund-I	14,172,285
855,622	John Hancock Seaport Fund-I	9,659,973
1,603,326	Mainstay U.S. Equity Opportunities Fund	14,317,701
753,825	Robeco Boston Partners Long/Short Equity Fund- IS	13,960,831
1,745,206	The Weitz Funds-Partners III Opportunity Fund	27,103,056
		103,494,000

	Hedged Credit and Strategic Fixed Income – 20.69%
661,857	Avenue Credit Strategies Fund	7,015,689
1,353,093	Legg Mason BW Alternative Credit Fund	13,855,675
1,770,385	Metropolitan West Unconstrained Bond Fund	20,979,064
1,212,496	PIMCO Mortgage Opportunities Fund	13,507,206
		55,357,634

	Global Macro – 14.01%
1,512,595	John Hancock Funds II - Global Absolute Return Strategies Fund	17,092,329
1,857,702	Western Asset Macro Opportunities Fund	20,397,573
		37,489,902

	Managed Futures – 12.78%
1,599,519	Abbey Capital Futures Strategy Fund-I	19,786,044
1,316,843	ASG Managed Futures Strategy Fund-Y	14,393,098
		34,179,142

	Arbitrage – 5.53%
1,137,341	Calamos Market Neutral Income Fund	14,796,808

	Money Market – 3.89%
10,396,353	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	10,396,353

	Total Investment Companies (Cost $250,739,043)	255,713,839

EXCHANGE TRADED FUND – 5.11%
268,490	Proshares Large Cap Core Plus	13,682,222

	Total Exchange Traded Fund (Cost $13,640,681)	13,682,222
Total Investments – 100.69% (Cost $264,379,724)*		269,396,061
Net Other Assets and Liabilities – (0.69)%		(1,835,923)
Net Assets – 100.00%		$267,560,138

*	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$9,014,700
Gross unrealized depreciation	(3,998,363)
Net unrealized appreciation	$5,016,337

See accompanying Notes to Schedule of Investments.

46

Aston Funds

ASTON/River Road Long-Short Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

The chart represents total investments in the Fund. Materials, Exchange Traded Fund and Healthcare are negative 3.94%, 1.01% and 0.50%, respectively, and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS—98.85%
	Consumer Discretionary – 33.40%
138,651	21st Century Fox, Class A (a)	$4,782,073
77,293	Comcast, Class A (a)	4,823,856
135,655	General Motors (a)	4,274,489
29,954	Las Vegas Sands (a)	1,678,622
40,621	Liberty Broadband, Class C (a) *	2,174,442
97,089	Liberty Media, Class C (a) *	3,660,255
74,610	Liberty Ventures, Class A (a) *	3,094,823
188,025	News, Class A (a) *	2,769,608
138,503	SeaWorld Entertainment (a)	2,401,642
24,747	Time Warner (a)	2,178,726
56,016	Tribune Media, Class A (a)	2,828,248
		34,666,784

	Consumer Staples – 5.83%
61,180	Wal-Mart Stores (a)	4,403,736
45,422	Whole Foods Market (a)	1,653,361
		6,057,097

	Financials – 26.03%
41,916	American Express (a)	3,188,131
142,542	FNFV Group *	2,075,412
59,689	GEO Group, REIT	2,253,260
70,321	Iron Mountain, REIT	2,113,146
59,721	Oaktree Capital Group, MLP (a)	3,296,002
110,039	OneBeacon Insurance Group, Class A (Bermuda) (a)	1,595,566
102,530	PayPal Holdings (a) *	3,967,911
40,792	Ventas, REIT	2,736,735
38,605	Wells Fargo (a)	2,234,071
115,784	Weyerhaeuser, REIT (a)	3,553,411
		27,013,645

	Industrials – 14.18%
183,971	Hertz Global Holdings *	3,125,667
18,010	Precision Castparts	3,510,509
14,921	Rolls-Royce Holdings, SP ADR	928,385
32,489	UniFirst (a)	3,600,431
15,510	WW Grainger (a)	3,547,292
		14,712,284

	Information Technology – 17.16%
17,675	Apple	2,143,978
4,166	Google, Class C *	2,606,291
17,370	IAC/InterActive	1,342,006
64,644	Microsoft (a)	3,018,875
74,061	Motorola Solutions (a)	4,455,510
48,232	Oracle (a)	1,926,386
35,864	QUALCOMM (a)	2,309,283
		17,802,329

	Utilities – 2.25%
69,151	ITC Holdings	2,335,921

	Total Common Stocks (Cost $103,026,418)	102,588,060

INVESTMENT COMPANY – 21.53%
22,341,231	BlackRock Liquidity Funds TempFund Portfolio	22,341,231

	Total Investment Company (Cost $22,341,231)	22,341,231
Total Investments – 120.38% (Cost $125,367,649)**		124,929,291

SHORT SALES – (34.59)% (b)

COMMON STOCKS – (33.79)%
	Consumer Discretionary – (9.05)%
(25,065)	Best Buy	(809,349)
(59,540)	Callaway Golf	(545,386)
(8,289)	Fiesta Restaurant Group *	(481,840)
(21,392)	La-Z-Boy	(543,357)
(10,708)	Leggett & Platt	(511,949)
(17,482)	Mattress Firm Holding *	(1,081,262)
(59,118)	RONA (Canada)	(692,953)
(11,589)	Royal Caribbean Cruises	(1,041,272)
(153,759)	Ruby Tuesday *	(1,128,591)
(54,371)	Time	(1,213,561)
(7,580)	Whirlpool	(1,347,193)
		(9,396,713)

See accompanying Notes to Schedule of Investments.

47

Aston Funds

ASTON/River Road Long-Short Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Consumer Staples – (2.10)%
(87,636)	Dean Foods	$(1,559,921)
(14,007)	Tyson Foods, Class A	(621,210)
		(2,181,131)

	Financials – (7.11)%
(11,928)	Boardwalk Real Estate Investment Trust, REIT (Canada)	(524,965)
(21,289)	Camden Property Trust, REIT	(1,695,243)
(17,922)	Equity Residential, REIT	(1,340,745)
(23,397)	Home Capital Group (Canada)	(569,428)
(19,105)	Mercury General	(1,078,477)
(26,463)	Pennsylvania Real Estate Investment Trust, REIT	(580,069)
(19,430)	Plum Creek Timber, REIT	(796,630)
(86,762)	SLM *	(792,137)
		(7,377,694)

	Industrials – (8.75)%
(125,326)	ACCO Brands *	(1,025,167)
(10,563)	Caterpillar	(830,569)
(29,092)	Healthcare Services Group	(1,015,602)
(23,391)	Mobile Mini	(868,508)
(38,465)	Pitney Bowes	(804,688)
(80,535)	RR Donnelley & Sons	(1,413,389)
(39,533)	Tetra Tech	(1,053,159)
(22,615)	United Continental Holdings *	(1,275,260)
(11,866)	United Rentals *	(794,903)
		(9,081,245)

	Information Technology – (1.83)%
(34,546)	Canon, SP ADR	(1,104,436)
(9,233)	FEI	(793,761)
		(1,898,197)

	Materials – (1.80)%
(62,299)	ArcelorMittal, SP ADR	(561,937)
(50,786)	Louisiana-Pacific *	(748,586)
(75,928)	Teck Resources, Class B (Canada)	(557,312)
		(1,867,835)

	Telecommunication Services – (1.32)%
(25,711)	Cogent Communications Holdings	(817,353)
(27,463)	Consolidated Communications Holdings	(547,337)
		(1,364,690)

	Utilities – (1.83)%
(13,603)	DTE Energy	(1,094,497)
(33,085)	South Jersey Industries	(801,980)
		(1,896,477)
	Total Common Stocks (Proceeds $35,014,285)	(35,063,982)

EXCHANGE TRADED FUND – (0.80)%
(63,837)	United States Natural Gas Fund LP *	(832,434)

	Total Exchange Traded Fund (Proceeds $1,077,219)	(832,434)
Net Other Assets and Liabilities – 14.21%		14,744,291
Net Assets – 100.00%		$103,777,166

$10,094,383 in cash and $46,557,103 in securities was segregated or on deposit with a prime broker to cover short sales as of July 31, 2015 and are included in “Net Other Assets and Liabilities”.

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,297,252
Gross unrealized depreciation	(2,735,610)
Net unrealized depreciation	$(438,358)

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(b)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
LP	Limited Partnership
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

48

Aston Funds

ASTON/Barings International Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 95.18%
	Australia – 2.96%
25,361	Amcor	$267,128
5,167	CSL	373,755
		640,883

	Bermuda – 1.28%
173,000	Pax Global Technology *	276,272

	France – 8.09%
7,390	Accor	362,585
2,325	Air Liquide	302,709
11,786	AXA	310,655
4,393	BNP Paribas	286,148
8,152	SES	252,159
4,736	Total	234,449
		1,748,705

	Germany – 11.17%
2,647	Bayer	390,419
3,281	Daimler	293,277
4,200	Deutsche Boerse	381,143
6,688	Fresenius	461,492
4,130	SAP	296,004
18,643	TUI	320,834
6,864	Wirecard	272,136
		2,415,305

	Hong Kong – 2.41%
45,800	AIA Group	298,350
24,800	HSBC Holdings	222,974
		521,324
	Japan – 28.00%
22,100	Astellas Pharma	332,922
9,600	Bridgestone	362,358
5,600	Daikin Industries	362,384
38,000	Hitachi	246,639
20,000	Hitachi Metals	297,737
19,800	Isuzu Motors	274,470
8,600	Japan Tobacco	334,015
14,400	KDDI	366,056
21,000	Kubota	359,814
27,000	Mitsubishi Electric	290,511
61,300	Mitsubishi UFJ Financial Group	445,153
11,000	Mitsui Fudosan	313,176
16,600	Rakuten	267,280
12,800	Sony *	364,888
1,533	Sony, SP ADR *	43,461
77,000	Sumitomo Mitsui Trust Holdings	357,741
7,300	Takeda Pharmaceuticals	367,548
8,800	Tokio Marine Holdings	366,741
4,500	Toyota Motor	299,661
		6,052,555

	Netherlands – 6.84%
3,777	Airbus Group	267,966
3,501	ASML Holding	348,508
19,048	Koninklijke Ahold	379,164
8,819	Koninklijke Philips	245,189
8,266	Royal Dutch Shell, Class A	237,665
		1,478,492

	Singapore – 1.12%
16,500	DBS Group Holdings	242,716

	Spain – 1.54%
7,641	Amadeus IT Holding	333,235

	Sweden – 1.57%
16,713	Assa Abloy	339,229

	Switzerland – 7.60%
2,726	Actelion	403,131
4,521	Julius Baer Group	250,075
3,255	Novartis	338,199
18,643	UBS Group	429,273
727	Zurich Financial Services	221,418
		1,642,096

	United Kingdom – 22.60%
14,197	Admiral Group	328,348
21,643	ARM Holdings	340,353
4,865	AstraZeneca	328,208
66,180	Barclays	298,629
25,537	BG Group	435,686
5,587	British American Tobacco	331,634
52,663	BT Group	381,968
47,920	GKN	238,347
61,465	Indivior *	253,213
15,823	Prudential	372,502

See accompanying Notes to Schedule of Investments.

49

Aston Funds

ASTON/Barings International Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

	United Kingdom (continued)
3,442	Reckitt Benckiser Group	$330,520
5,100	SABMiller	267,962
6,310	Shire	559,705
18,242	WPP	418,766
		4,885,841

	Total Common Stocks (Cost $18,143,052)	20,576,653

INVESTMENT COMPANY – 4.02%
868,676	BlackRock Liquidity Funds TempFund Portfolio	868,676

	Total Investment Company (Cost $868,676)	868,676
Total Investments – 99.20% (Cost $19,011,728)**		21,445,329
Net Other Assets and Liabilities – 0.80%		172,327
Net Assets – 100.00%		$21,617,656

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes

Gross unrealized appreciation	$2,794,574
Gross unrealized depreciation	(360,973)
Net unrealized appreciation	$2,433,601

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

50

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 100.07%
	Australia – 3.53%
1,679	Australia & New Zealand Banking Group	$40,107
1,100	Sonic Healthcare	16,620
5,200	Sydney Airport	21,323
10,100	Telstra	47,913
1,200	Westpac Banking	30,577
		156,540

	Belgium – 3.56%
660	Anheuser-Busch InBev, SP ADR	78,903
2,100	Proximus	79,084
		157,987

	Canada – 2.42%
350	DH	11,534
1,220	Keyera	40,093
690	Pembina Pipeline	20,085
610	Royal Bank of Canada	35,569
		107,281

	France – 2.43%
2,600	AXA	68,531
800	Total	39,603
		108,134

	Germany – 6.18%
600	BASF	51,760
300	Bayer	44,248
326	Daimler	29,140
2,500	Deutsche Telekom	45,166
176	Muenchener Rueckversicherungs-Gesellschaft	32,338
1,400	ProSiebenSat.1 Media	71,573
		274,225
	Ireland – 2.61%
673	Medtronic	52,756
1,250	Seagate Technology	63,250
		116,006

	Israel – 1.17%
750	Teva Pharmaceutical, SP ADR	51,765

	Italy – 0.77%
1,960	Eni	34,355

	Japan – 4.22%
5,906	Daiwa Securities Group	45,924
103	FANUC	17,187
1,213	Fuji Heavy Industries	44,875
6,297	Mitsubishi UFJ Financial Group	45,728
750	Sumitomo Mitsui Financial Group	33,550
		187,264

	Netherlands – 1.47%
218	LyondellBasell Industries, Class A	20,455
1,003	Unilever	44,964
		65,419

	Spain – 2.94%
5,367	Ferrovial	130,500

	Sweden – 1.51%
4,200	Skandinaviska Enskilda Banken	50,633
700	Swedbank, Class A	16,407
		67,040

	Switzerland – 6.74%
1,000	Nestle	75,753
910	Novartis, ADR	94,413
1,657	STMicroelectronics	12,875
200	Swisscom	116,320
		299,361

	United Kingdom – 10.18%
600	AstraZeneca	40,478
5,491	BAE Systems	41,177
258	BP, SP ADR	9,538
540	British American Tobacco, SP ADR	64,260
418	GlaxoSmithKline, SP ADR	18,158
1,400	Imperial Tobacco Group	73,569
5,500	Legal & General Group	22,392
5,000	National Grid	66,612
442	Prudential, ADR	20,889
500	Royal Dutch Shell, Class A	14,367
3,400	SSE	80,440
		451,880

	United States – 50.34%
1,090	AbbVie	76,311
440	Air Products & Chemicals	62,704
1,500	Altria Group	81,570

See accompanying Notes to Schedule of Investments.

51

Aston Funds

ASTON/Guardian Capital Global Dividend Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

	United States (continued)
564	Ameren	$23,169
140	Amgen	24,723
1,054	Apple	127,850
2,194	AT&T	76,220
860	Automatic Data Processing	68,602
1,900	BioMed Realty Trust, REIT	40,926
211	Chevron	18,669
430	ConocoPhillips	21,646
1,400	CSX	43,792
1,390	Dow Chemical	65,413
490	Dr Pepper Snapple Group	39,308
610	Duke Energy	45,274
270	Entergy	19,175
270	Exxon Mobil	21,387
560	General Dynamics	83,502
220	Genuine Parts	19,569
379	Gilead Sciences	44,669
372	Goldman Sachs Group	76,286
934	Illinois Tool Works	83,565
760	Intel	22,002
899	Johnson & Johnson	90,089
1,148	JPMorgan Chase	78,672
200	Kimberly-Clark	22,994
764	Kinder Morgan	26,465
360	Lockheed Martin	74,556
330	Macy’s	22,790
220	McDonald’s	21,969
562	Merck	33,136
487	Microsoft	22,743
540	Newell Rubbermaid	23,371
876	Pfizer	31,589
380	Philip Morris International	32,501
370	Procter & Gamble	28,379
396	Republic Services	16,842
1,086	Reynolds American	93,168
1,380	Six Flags Entertainment	64,363
1,235	Spirit Realty Capital, REIT	12,535
597	Starbucks	34,584
422	Texas Instruments	21,092
1,355	Verizon Communications	63,400
650	VF	50,109
281	Walt Disney	33,720
740	Waste Management	37,836
1,540	Wells Fargo	89,120
427	Williams	22,409
		2,234,764

	Total Common Stocks (Cost $4,178,473)	4,442,521

INVESTMENT COMPANY – 0.05%
2,117	BlackRock Liquidity Funds TempFund Portfolio	2,117

	Total Investment Company (Cost $2,117)	2,117
Total Investments – 100.12% (Cost $4,180,590)*		4,444,638
Net Other Assets and Liabilities – (0.12)%		(5,356)
Net Assets – 100.00%		$4,439,282

*	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$426,403
Gross unrealized depreciation	(162,355)
Net unrealized appreciation	$264,048

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

52

Aston Funds

ASTON/LMCG Emerging Markets Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

		Market
Shares		Value

COMMON STOCKS – 92.06%
	Brazil – 9.60%
3,600	Ambev SA	$20,345
2,980	Banco Bradesco	23,665
2,100	Banco do Brasil SA	13,371
2,500	Braskem, Preference A	9,090
2,100	Embraer SA	14,579
1,200	Fibria Celulose SA	15,890
3,080	Itau Unibanco Holding	26,923
6,000	JBS	26,811
400	Lojas Renner SA	12,681
3,200	Metalurgica Gerdau SA, Preference	3,243
1,400	Porto Seguro SA	15,942
5,100	Suzano Papel e Celulose, Preference A	24,875
		207,415

	Cayman Islands – 0.62%
13,000	Belle International Holdings	13,516

	China – 16.66%
40,000	Agricultural Bank of China, Class H	18,059
18,000	Air China, Class H (a)	18,088
79,000	Bank of China, Class H	43,208
27,000	Bank of Communications, Class H	23,753
31,000	China CITIC Bank, Class H *	22,113
32,000	China Construction Bank, Class H	26,129
21,000	China Railway Group	17,933
8,000	China Shenhua Energy, Class H	15,232
26,000	Chongqing Rural Commerical Bank, Class H	18,614
37,000	Evergrande Real Estate, Class H	24,484
71,000	Industrial and Commercial Bank of China, Class H	48,907
5,300	Shanghai Pharmaceuticals Holding, Class H	12,552
3,200	Sinopharm Group, Class H	12,301
2,400	Tencent Holdings	44,797
12,000	Zhejiang Expressway, Class H	13,823
		359,993
	Czech Republic – 0.55%
490	CEZ AS	11,859

	Egypt – 0.86%
2,759	Commerical International Bank SAE, GDR	18,513

	Hong Kong – 3.59%
3,000	China Mobile	39,279
12,000	CITIC	21,485
40,000	Geely Automobile Holdings	16,821
		77,585

	India – 3.44%
2,450	ICICI Bank, SP ADR	24,672
969	Reliance Industries, GDR	30,184
1,576	Wipro, ADR	19,479
		74,335

	Indonesia – 2.35%
57,100	Bank Negara Indonesia Persero Tbk	20,092
22,500	Bank Rakyat Indonesia Persero Tbk PT	16,633
31,100	Indofood Sukses Makmur Tbk PT	14,024
		50,749

	Malaysia – 0.68%
9,400	IHH Healthcare Bhd	14,772

	Mexico – 6.06%
40,200	America Movil	39,096
2,900	Arca Continental	17,417
8,600	Compartamos *	14,806
1,300	Gruma, Class B *	17,008
3,200	Grupo Aeroportuario del Pacifico	25,252
7,137	Wal-Mart de Mexico SAB de CV	17,301
		130,880

	Philippines – 0.74%
7,320	BDO Unibank	16,069

	Poland – 1.53%
578	KGHM Polska Miedz, SA	14,557
921	Polski Koncern Naftowy Orlen SA	18,590
		33,147

	Russia – 2.73%
3,073	Gazprom, SP ADR	14,289
1,015	Gazprom, SP ADR	4,659
326	Lukoil, SP ADR	13,333
45	Lukoil, SP ADR	1,863
557	MMC Norilsk Nickel OJSC, ADR	8,611
552	Tatneft, SP ADR	16,245
		59,000

	South Africa – 6.11%
1,894	Barloworld	13,475
5,093	FirstRand	22,038
1,107	Foschini Group	12,605
6,164	Growthpoint Properties, REIT	13,507

See accompanying Notes to Schedule of Investments.

53

Aston Funds

ASTON/LMCG Emerging Markets Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

		Market
Shares		Value

	South Africa (continued)
1,341	Liberty Holdings	$15,074
7,492	Netcare	23,921
4,981	Sappi *	16,356
1,301	Vodacom Group	15,073
		132,049

	South Korea – 15.58%
51	CJ CheilJedang	17,913
360	Daesang	10,937
360	Dongbu Insurance	17,075
1,322	Doosan Infracore *	8,598
83	E-Mart	16,953
181	Hyosung	22,042
1,563	Industrial Bank of Korea	18,500
212	KT&G	19,929
690	LG Display	13,032
446	LG International	10,977
68	Lotte Chemical	15,138
473	Nexen Tire	5,659
336	Samsung Electro-Mechanics	15,592
76	Samsung Electronics	76,964
70	Samsung Fire & Marine Insurance	16,750
308	Samsung Securities	13,845
746	SK Hynix	23,652
155	SK Innovation *	13,180
		336,736

	Taiwan – 15.87%
20,000	Advanced Semiconductor Engineering	23,122
45,000	Au Optronics	14,396
3,000	Catcher Technology	33,068
7,000	Cheng Uei Precision Industry	9,778
31,000	China Airlines *	13,796
5,000	Chunghwa Telecom	15,520
18,000	Compal Electronics	12,144
1,000	Eclat Textile	14,681
3,000	FLEXium Interconnect	10,025
15,000	Fubon Financial Holding	27,366
14,400	Hon Hai Precision Industry	41,369
18,000	King Yuan Electronics	12,144
4,000	Pegatron	11,251
9,000	Pou Chen	12,771
9,000	Taiwan Semiconductor Manufacturing	39,767
13,984	Uni-President Enterprises	24,628
46,000	United Microelectronics	16,391
10,000	Win Semiconductors	10,706
		342,923

	Thailand – 1.16%
81,000	Jasmine International	11,491
7,700	PTT Global Chemical	13,491
		24,982

	Turkey – 3.93%
12,262	Eregli Demir ve Celik Fabrikalari TAS	18,408
2,008	Koza Altin Isletmeleri AS	16,847
984	Tav Havalimanlari Holding AS	7,492
5,116	Turk Hava Yollari *	16,670
5,727	Turk Telekomunikasyon AS	14,219
7,534	Turkiye Vakiflar Bankasi Tao, Class D	11,364
		85,000

	Total Common Stocks (Cost $2,111,244)	1,989,523

EXCHANGE TRADED FUNDS – 5.17%
	United States – 5.17%
1,897	iShares MSCI Emerging Markets Index Fund	70,417
1,333	iShares MSCI India	41,390
		111,807

	Total Exchange Traded Funds (Cost $100,051)	111,807

INVESTMENT COMPANY – 3.12%
67,460	BlackRock Liquidity Funds TempFund Portfolio	67,460

	Total Investment Company (Cost $67,460)	67,460
Total Investments – 100.35% (Cost $2,278,755)**		2,168,790
Net Other Assets and Liabilities – (0.35)%		(7,542)
Net Assets – 100.00%		$2,161,248

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$218,070
Gross unrealized depreciation	(328,035)
Net unrealized depreciation	$(109,965)

(a)	This security has been determined by the Subadviser to be an illiquid security. At July 31, 2015, this security amounted to $18,088 or 0.84% of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

54

Aston Funds

ASTON/Pictet International Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.23%
	Australia – 4.07%
11,137	Ansell	$204,004
71,828	Asciano	426,848
28,010	Computershare	253,057
70,046	Estia Health *	317,953
87,287	Primary Health Care	293,492
		1,495,354

	Austria – 1.11%
13,590	Erste Bank Group *	407,309

	Belgium – 2.12%
12,058	Ageas	496,535
9,290	Ontex Group	282,514
		779,049

	Bermuda – 1.38%
9,324	Jardine Matheson Holdings	505,920

	Cayman Islands – 4.51%
49,248	Cheung Kong Property Holding *	410,384
49,248	CK Hutchison Holdings	731,195
242,400	MGM China Holdings	514,673
		1,656,252

	Denmark – 3.58%
5,096	Carlsberg, Class B	443,988
21,632	H Lundbeck *	511,284
17,439	Matas	359,310
		1,314,582

	Finland – 2.95%
153,441	Nokia	1,083,561

	France – 8.01%
139,204	Bollore	770,517
24,551	Elis	406,064
8,812	Orpea	665,444
6,061	Rubis	435,895
10,321	Vinci	661,966
		2,939,886

	Germany – 1.88%
4,691	Bayer	691,899

	Hong Kong – 1.65%
1,014,637	PCCW	607,293

	Italy – 5.80%
29,204	Astaldi	280,962
46,054	Cerved Information Solutions *	371,248
40,507	Finmeccanica *	583,667
118,418	Sorin *	341,778
212,184	UnipolSai	551,817
		2,129,472

	Japan – 17.57%
16,200	Bandai Namco Holdings	359,332
9,100	Daiichikosho	357,950
2,900	FANUC	483,899
19,100	Fujitec	198,035
69,800	Inpex	760,600
18,600	Japan Tobacco	722,404
31,100	LIXIL Group	624,585
6,200	Miraca Holdings	285,650
21,600	SoftBank Group	1,199,254
16,300	Sompo Japan Nipponkoa Holdings	575,008
13,300	Sumitomo Mitsui Financial Group	594,950
5,700	Welcia Holdings	291,588
		6,453,255

	Luxembourg – 1.11%
5,578	Millicom International Cellular, SDR	408,000

	Malaysia – 0.43%
73,600	Genting	156,649

	Netherlands – 3.15%
6,367	ASML Holding	633,805
9,118	Konnikluke DSM	520,820
		1,154,625

	New Zealand – 0.85%
139,769	Trade Me Group	312,767

	Papua New Guinea – 0.53%
35,257	Oil Search	192,512

	Philippines – 0.46%
1,582,700	Metro Pacific Investments	167,838

	Portugal – 1.01%
43,933	NOS SGPS	372,292

See accompanying Notes to Schedule of Investments.

55

Aston Funds

ASTON/Pictet International Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

	Russia – 1.10%
82,504	Sberbank, SP ADR	$404,270

	South Korea – 2.52%
1,023	NAVER	457,231
463	Samsung Electronics	468,876
		926,107

	Spain – 5.01%
53,271	Banco Bilbao Vizcaya Argentaria	539,064
64,347	Distribuidora Internacional de Alimentacion *	402,743
18,756	Merlin Properties REIT (a) *	205,555
28,135	Merlin Properties Socimi, REIT *	308,343
23,128	Obrascon Huarte Lain	384,561
		1,840,266

	Sweden – 2.16%
17,196	Alfa Laval	316,342
54,097	Com Hem Holding	477,838
		794,180

	Switzerland – 7.30%
6,334	Cie Financiere Richemont	546,679
10,166	Gategroup Holding *	375,583
12,551	Nestle	950,774
1,303	Sunrise Communications Group (b) *	102,482
30,554	UBS Group *	703,536
		2,679,054

	United Kingdom – 17.97%
7,357	AstraZeneca	496,326
52,533	BBA Aviation	243,571
54,452	BG Group	929,005
225,567	Enterprise Inns *	396,288
33,742	GlaxoSmithKline	735,604
88,932	HSBC Holdings	805,085
62,287	Inmarsat	863,760
42,784	Petrofac	587,958
23,932	Prudential	563,403
23,671	Standard Chartered	362,338
27,919	Tate & Lyle	237,616
59,801	William Hill	378,128
		6,599,082

	Total Common Stocks (Cost $35,148,082)	36,071,474

PREFERRED STOCK – 1.26%
	Germany – 1.26%
6,170	Porsche Automobile Holding	464,102

	Total Preferred Stock (Cost $584,600)	464,102

INVESTMENT COMPANY – 0.81%
296,947	BlackRock Liquidity Funds TempFund Portfolio	296,947
Total Investment Company (Cost $296,947)		296,947
Total Investments – 100.30% (Cost $36,029,629)**		36,832,523
Net Other Assets and Liabilities – (0.30)%		(109,607)
Net Assets – 100.00%		$36,722,916

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$2,563,378
Gross unrealized depreciation	(1,760,484)
Net unrealized appreciation	$802,894

(a)	Securities with a total aggregate market value of $205,555 or 0.56% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security is purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2015, this security amounted to $102,482 or 0.28% of net assets. This security has not been determined by the Subadviser to be an illiquid security.

REIT	Real Estate Investment Trust
SDR	Sponsored Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

56

Aston Funds

ASTON/ TAMRO International Small Cap Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 96.17%
	Australia – 4.72%
12,500	FlexiGroup	$27,685
4,300	Super Retail Group	29,011
7,500	Treasury Wine Estates	31,632
		88,328

	Bermuda – 3.87%
5,800	Cosan Ltd, Class A	27,260
1,050	Golar LNG	45,224
		72,484

	Canada – 2.43%
2,700	Descartes Systems Group *	45,542

	Cayman Islands – 2.98%
68,000	Baoxin Auto Group	33,683
13,500	Phoenix Healthcare Group	22,116
		55,799

	China – 1.89%
109,000	China Modern Dairy Holdings	35,291

	France – 9.45%
500	Gaztransport Et Technigaz SA	30,504
300	ID Logistics Group *	33,195
2,000	Tarkett SA	47,521
3,380	UBISOFT Entertainment *	65,667
		176,887

	Germany – 2.56%
560	KUKA AG	48,008

	Hong Kong – 4.42%
36,500	Hongkong & Shanghai Hotels	48,401
20,000	Melco International Developement	34,312
		82,713

	Italy – 7.95%
1,660	Recordati	41,366
540	Tod’s	54,561
1,565	Yoox *	52,869
		148,796

	Japan – 27.34%
1,000	Aiming *	13,136
1,800	AP *	29,338
1,000	Askul	36,471
2,100	Azbil	49,952
3,100	DCM Holdings	28,265
55	GLP J-REIT	52,943
3,900	Haseko	49,436
2,000	Ito En	46,541
3,300	MISUMI Group	40,819
2,900	Park24	52,766
6,300	Shinko Plantech	52,002
1,400	Sumitomo Real Estate Sales	37,334
6,200	Wacom	22,962
		511,965

	Mexico – 2.21%
27,900	Mexico Real Estate Management SA de CV, REIT	41,315

	Norway – 1.45%
1,625	Kongsberg Gruppen ASA	27,155

	Poland – 1.09%
400	CCC SA	20,466

	Switzerland – 4.13%
1,540	GAM Holding AG	32,273
55	Kaba Holding AG, Class B	35,175
80	Panalpina Welttransport Holding AG	9,951
		77,399

	United Kingdom – 17.68%
3,100	BrainJuicer Group *	19,911
745	Dialog Semiconductor *	37,081
15,100	Electrocomponents	46,997
4,457	Intermediate Capital Group	40,614
5,275	Northgate	45,143
7,340	SThree	44,474
1,010	Ted Baker	50,898
1,520	Victrex	45,955
		331,073

	Virgin Islands (British) – 2.00%
8,800	Arcos Dorados Holdings, Class A	37,400

	Total Common Stocks (Cost $1,727,101)	1,800,621

See accompanying Notes to Schedule of Investments.

57

Aston Funds

ASTON/ TAMRO International Small Cap Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Shares		Market Value

PREFERRED STOCK – 1.49%
	Germany – 1.49%
990	Biotest AG	$27,856

	Total Preferred Stock (Cost $34,213)	27,856

INVESTMENT COMPANY – 4.96%
92,882	BlackRock Liquidity Funds TempFund Portfolio	92,882

	Total Investment Company (Cost $92,882)	92,882
Total Investments – 102.62% (Cost $1,854,196)**		1,921,359
Net Other Assets and Liabilities – (2.62)%		(48,989)
Net Assets – 100.00%		$1,872,370

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes

Gross unrealized appreciation	$191,523
Gross unrealized depreciation	(124,360)
Net unrealized appreciation	$67,163

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

58

Aston Funds

ASTON/Harrison Street Real Estate Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 99.97%
	Diversified – 16.36%
7,756	American Tower	$737,672
3,861	EPR Properties	220,539
1,421	EQUINIX	396,331
7,238	GEO Group	273,235
26,671	Spirit Realty Capital	270,711
		1,898,488

	Healthcare – 11.21%
8,973	Health Care	622,457
5,895	LTC Properties	258,614
11,580	Omega Healthcare Investors	419,891
		1,300,962

	Hotels – 7.72%
11,159	Chesapeake Lodging Trust	357,869
5,798	Pebblebrook Hotel Trust	235,979
22,094	Strategic Hotels & Resorts *	302,025
		895,873

	Industrial – 6.95%
3,734	EastGroup Properties	224,787
9,523	Prologis	386,729
9,952	STAG Industrial	195,457
		806,973

	Office Properties – 13.73%
5,085	Boston Properties	626,879
6,603	CyrusOne	202,976
6,691	Hudson Pacific Properties	205,949
4,839	SL Green Realty	557,162
		1,592,966

	Residential – 15.06%
3,982	Camden Property Trust	317,087
2,625	Essex Property Trust	590,389
3,961	Mid-America Apartment Communities	318,227
15,448	UDR	522,297
		1,748,000

	Retail – 21.68%
8,798	Acadia Realty Trust	281,360
7,071	Agree Realty	219,130
12,784	Kimco Realty	315,893
3,387	Macerich	268,115
15,987	Retail Opportunity Investments	274,177
6,185	Simon Property Group	1,157,956
		2,516,631

	Storage – 5.78%
4,902	Extra Space Storage	360,395
3,265	Sovran Self Storage	310,861
		671,256

	Telecommunications Equipment – 1.48%
1,419	SBA Communications *	171,302

	Total Common Stocks (Cost $11,456,709)	11,602,451

INVESTMENT COMPANY – 0.26%
30,866	BlackRock Liquidity Funds TempFund Portfolio	30,866

	Total Investment Company (Cost $30,866)	30,866
Total Investments – 100.23% (Cost $11,494,433)**		11,633,317
Net Other Assets and Liabilities – (0.23)%		(27,227)
Net Assets – 100.00%		$11,606,090

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$461,551
	Gross unrealized depreciation	(322,667)
	Net unrealized appreciation	$138,884

See accompanying Notes to Schedule of Investments.

59

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	July 31, 2015
Schedule of Investments (unaudited)

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 57.79%
	Consumer Discretionary – 9.56%
8,100	Carnival	$431,649
4,200	Dollar General	337,554
5,400	Dollar Tree *	421,362
2,300	NIKE, Class B	265,006
8,600	Starbucks	498,198
6,050	TJX	422,411
		2,376,180

	Consumer Staples – 13.46%
6,600	Colgate-Palmolive	448,932
1,400	Costco Wholesale	203,420
3,400	CVS Health	382,398
4,850	Estee Lauder, Class A	432,184
15,750	Mondelez International, Class A	710,798
6,720	PepsiCo	647,472
5,400	Walgreens Boots Alliance	521,802
		3,347,006

	Energy – 0.65%
2,300	Occidental Petroleum	161,460

	Financials – 1.07%
4,600	Wells Fargo	266,202

	Healthcare – 17.52%
11,250	Abbott Laboratories	570,263
1,996	Allergan PLC (Ireland) *	660,972
2,450	AmerisourceBergen	259,087
1,687	Amgen	297,907
675	Biogen *	215,177
3,300	Celgene *	433,125
5,200	Cerner *	372,944
4,200	Gilead Sciences	495,012
2,356	McKesson	519,663
3,800	Thermo Fisher Scientific	530,214
		4,354,364

	Industrials – 4.82%
4,500	Honeywell International	472,725
1,496	Union Pacific	145,995
4,600	United Parcel Service, Class B	470,856
479	WW Grainger	109,552
		1,199,128

	Information Technology – 10.71%
3,750	Accenture PLC, Class A (Ireland)	386,662
5,400	Cognizant Technology Solutions, Class A *	340,740
3,800	Facebook, Class A *	357,238
805	Google, Class A *	529,288
3,100	MasterCard, Class A	301,940
1,200	QUALCOMM	77,268
8,868	Visa, Class A	668,115
		2,661,251

	Total Common Stocks (Cost $11,155,125)	14,365,591

Par Value

CORPORATE NOTES AND BONDS – 23.47%
	Consumer Staples – 2.48%
$275,000	PepsiCo
	Senior Unsecured Notes
	5.000%, 06/01/18	301,308
300,000	Wal-Mart Stores
	Senior Unsecured Notes
	3.250%, 10/25/20	316,224
		617,532

	Energy – 1.42%
350,000	Chevron
	Senior Unsecured Notes
	1.718%, 06/24/18	352,229

	Financials – 6.64%
300,000	General Electric Capital
	Senior Unsecured Notes, MTN
	4.375%, 09/16/20	327,985
300,000	Goldman Sachs Group
	Senior Unsecured Notes
	3.625%, 02/07/16	304,174
300,000	JPMorgan Chase
	Senior Unsecured Notes
	4.350%, 08/15/21	321,829
350,000	U.S. Bancorp
	Subordinated Notes, MTN
	2.950%, 07/15/22	347,010
350,000	Wells Fargo & Co
	Senior Unsecured Notes, MTN
	2.150%, 01/30/20	348,352
		1,649,350

	Healthcare – 3.90%
250,000	Johnson & Johnson
	Senior Unsecured Notes
	5.950%, 08/15/37	325,268
350,000	Merck & Co., Inc.
	Senior Unsecured Notes
	2.350%, 02/10/22	343,224

See accompanying Notes to Schedule of Investments.

60

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	July 31, 2015
Schedule of Investments (unaudited) – continued

Par Value		Market Value

	Healthcare (continued)
$300,000	Pfizer
	Senior Unsecured Notes
	1.100%, 05/15/17	$300,278
		968,770

	Industrials – 1.24%
300,000	United Parcel Service
	Senior Unsecured Notes
	3.125%, 01/15/21	309,218

	Information Technology – 7.79%
350,000	Apple
	Senior Unsecured Notes
	1.000%, 05/03/18	346,593
300,000	Cisco Systems
	Senior Unsecured Notes
	5.500%, 02/22/16	308,385
325,000	EMC
	Senior Unsecured Notes
	1.875%, 06/01/18	325,436
300,000	Google
	Senior Unsecured Notes
	3.625%, 05/19/21	320,788
350,000	Oracle
	Senior Unsecured Notes
	2.500%, 10/15/22	338,766
300,000	QUALCOMM
	Senior Unsecured Notes
	2.250%, 05/20/20	296,493
		1,936,461

	Total Corporate Notes and Bonds (Cost $5,750,795)	5,833,560

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.97%
	Fannie Mae – 0.11%
8,239	7.500%, 02/01/35
	Pool # 787557	8,733
2,860	7.500%, 04/01/35
	Pool # 819231	3,046
14,121	6.000%, 11/01/35
	Pool # 844078	16,104
		27,883

	Freddie Mac – 1.55%
375,000	1.000%, 09/29/17	376,382
7,223	5.500%, 12/01/20
	Gold Pool # G11820	7,791
		384,173

	Ginnie Mae – 0.03%
6,048	5.500%, 02/15/39
	Pool # 698060	6,811

	U.S. Treasury Bonds – 3.94%
275,000	5.375%, 02/15/31	379,092
350,000	3.500%, 02/15/39	391,563
200,000	3.125%, 11/15/41	209,359
		980,014
	U.S. Treasury Notes – 8.34%
225,000	4.500%, 02/15/16	230,098
250,000	2.625%, 04/30/16	254,336
250,000	4.625%, 02/15/17	265,586
250,000	1.375%, 09/30/18	252,344
350,000	1.500%, 01/31/19	353,800
375,000	2.125%, 08/15/21	382,148
325,000	2.500%, 05/15/24	334,522
		2,072,834

	Total U.S. Government and Agency Obligations (Cost $3,375,863)	3,471,715

Shares

INVESTMENT COMPANY – 6.84%
1,699,704	BlackRock Liquidity Funds TempFund Portfolio	1,699,704

	Total Investment Company (Cost $1,699,704)	1,699,704
Total Investments – 102.07% (Cost $21,981,487)**		25,370,570
Net Other Assets and Liabilities – (2.07)%		(514,041)
Net Assets – 100.00%		$24,856,529

*	Non-income producing security.
**	At July 31, 2015, cost is identical for book and Federal income tax purposes.

	Gross unrealized appreciation	$3,462,712
	Gross unrealized depreciation	(73,629)
	Net unrealized appreciation	$3,389,083

MTN	Medium Term Note

Portfolio Composition
Common Stocks	56%
Investment Company	7%
U.S. Government and Agency Obligations	14%
Corporate Notes and Bonds
(Moody’s Ratings unaudited)
AAA	1%
AA	7%
A	15%
100%

For financial reporting purposes, credit quality ratings shown are assigned by Moody’s Investors Service. If a Moody’s credit quality rating is not available the credit quality ratings shown are assigned by Standard & Poor’s. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of Baa/ BBB or higher. Below investment grade ratings are credit ratings of Ba/BB or lower. Credit quality ratings are subject to change.

See accompanying Notes to Schedule of Investments.

61

Aston Funds

July 31, 2015
Notes to Schedule of Investments (unaudited)

(1) Security Valuation: Equity securities, closed-end funds, exchange-traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by an independent pricing service when such prices are believed by the Adviser to reflect the current market value of such securities, in accordance with guidelines adopted by the Board of Trustees of the Trust (the “Board”). The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. If accurate market quotations are not available, securities are valued at fair values in accordance with guidelines adopted by the Board. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair market value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign equity securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair valuation procedures adopted by the Board, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign equity securities held by Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, Pictet International Fund and TAMRO International Small Cap Fund, if certain market events occur.

Certain Funds invest in securities of other investment companies, including open-end funds, closed-end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. ETFs are traded on securities exchanges based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their shares of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of July 31, 2015 is as follows:

Funds	Total Value at 07/31/15	Level 1 Significant Observable Inputs	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$141,676,033	$141,676,033	$—	$—
Fairpointe Focused Equity Fund
Assets
Investments in Securities*	$6,363,053	$6,363,053	$—	$—
Herndon Large Cap Value Fund
Assets
Investments in Securities*	$126,713,444	$126,713,444	$—	$—
M&C Growth Fund
Assets
Investments in Securities*	$2,381,352,934	$2,381,352,934	$—	$—
TAMRO Diversified Equity Fund
Assets
Investments in Securities*	$41,720,821	$41,720,821	$—	$—
River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$901,147,776	$901,147,776	$—	$—
River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$136,627,718	$136,627,718	$—	$—
Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$5,098,301,320	$5,098,301,320	$—	$—
M&C Mid Cap Growth Fund
Assets
Investments in Securities*	$11,673,421	$11,673,421	$—	$—
LMCG Small Cap Growth Fund
Assets
Investment in Securities*	$204,880,802	$204,880,802	$—	$—
River Road Independent Value Fund
Assets
Investments in Securities*	$398,432,624	$398,432,624	$—	$—
River Road Select Value Fund
Assets
Investments in Securities*	$124,023,768	$124,023,768	$—	$—
River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$55,371,194	$55,371,194	$—	$—
Consumer Staples	7,550,372	7,550,372	—	—
Energy	8,808,878	5,653,529	3,155,349	—
Financials	42,485,809	42,485,809	—	—
Healthcare	11,776,027	11,776,027	—	—
Industrials	50,727,714	50,727,714	—	—
Information Technology	56,749,269	48,337,354	8,411,915	—
Telecommunication Services	10,976,287	10,976,287	—	—
Total Common Stocks	244,445,550	232,878,286	11,567,264	—
Investment Company	29,592,508	29,592,508	—	—
Total	$274,038,058	$262,470,794	$11,567,264	$—

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Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 07/31/15	Level 1 Significant Observable Inputs	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Silvercrest Small Cap Fund
Assets
Investments in Securities*	$117,264,991	$117,264,991	$—	$—
TAMRO Small Cap Fund
Assets
Investments in Securities*	$661,940,197	$661,940,197	$—	$—
DoubleLine Core Plus Fixed Income Fund
Assets
Corporate Notes and Bonds	$129,726,419	$—	$129,726,419	$—
Collateralized Mortgage and Asset-Backed Securities	68,798,646	—	68,798,646	—
U.S. Government and Agency Obligations	122,123,050	—	122,123,050	—
Other Mortgage and Asset-Backed Securities	26,940,728	—	26,940,728	—
Municipal Bonds	13,559,821	—	13,559,821	—
Foreign Government Bonds	2,921,175	—	2,921,175	—
Investment Companies*	25,208,662	25,208,662	—	—
Total	$389,278,501	$25,208,662	$364,069,839	$—
TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$24,416,544	$—	$24,416,544	$—
U.S. Government and Agency Obligations	23,632,560	—	23,632,560	—
Commercial Mortgage-Backed Security	294,159	—	294,159	—
Foreign Government Bond	483,125	—	483,125	—
Investment Company*	2,959,647	2,959,647	—	—
Total	$51,786,035	$2,959,647	$48,826,388	$—
Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$185,919,370	$185,919,370	$—	$—
Purchased Options	1,674,350	1,674,350	—	—
Investment Company*	5,703,572	5,703,572	—	—
Total Assets	193,297,292	193,297,292	—	—
Liabilities
Written Options	(4,475,983)	(4,475,983)	—	—
Total Liabilities	(4,475,983)	(4,475,983)	—	—
Total	$188,821,309	$188,821,309	$—	$—
Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$269,399,664	$269,399,664	$—	$—
River Road Long-Short Fund
Assets
Investments in Securities*	$124,929,291	$124,929,291	$—	$—
Total Assets	124,929,291	124,929,291	—	—
Liabilities
Common Stocks Sold Short*	(35,063,982)	(35,063,982)	—	—
Exchange Traded Fund Sold Short	(832,434)	(832,434)	—	—
Total Liabilities	(35,896,416)	(35,896,416)	—	—
Total	$89,032,875	$89,032,875	$—	$—
Barings International Fund
Assets
Investments in Securities*	$21,445,329	$21,445,329	$—	$—
Guardian Capital Global Dividend Fund
Assets
Investments in Securities*	$4,444,638	$4,444,638	$—	$—

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Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 07/31/15	Level 1 Significant Observable Inputs	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
LMCG Emerging Markets Fund
Assets
Common Stocks
Brazil	$207,415	$207,415	$—	$—
Cayman Islands	13,516	13,516	—	—
China	359,993	341,905	18,088	—
Czech Republic	11,859	11,859	—	—
Egypt	18,513	18,513	—	—
Hong Kong	77,585	77,585	—	—
India	74,335	74,335	—	—
Indonesia	50,749	50,749	—	—
Malaysia	14,772	14,772	—	—
Mexico	130,880	130,880	—	—
Philippines	16,069	16,069	—	—
Poland	33,147	33,147	—	—
Russia	59,000	59,000	—	—
South Africa	132,049	132,049	—	—
South Korea	336,736	336,736	—	—
Taiwan	342,923	342,923	—	—
Thailand	24,982	24,982	—	—
Turkey	85,000	85,000	—	—
United States	—	—	—	—
Total Common Stocks	1,989,523	1,971,435	18,088	—
Exchange Traded Funds	111,807	111,807	—	—
Investment Company*	67,460	67,460	—	—
Total	$2,168,790	$2,150,702	$18,088	$—
Pictet International Fund
Assets
Common Stocks
Australia	$1,495,354	$1,495,354	$—	$—
Austria	407,309	407,309	—	—
Belgium	779,049	779,049	—	—
Bermuda	505,920	505,920	—	—
Cayman Islands	1,656,252	1,656,252	—	—
Denmark	1,314,582	1,314,582	—	—
Finland	1,083,561	1,083,561	—	—
France	2,939,886	2,939,886	—	—
Germany	691,899	691,899	—	—
Hong Kong	607,293	607,293	—	—
Italy	2,129,472	2,129,472	—	—
Japan	6,453,255	6,453,255	—	—
Luxembourg	408,000	408,000	—	—
Malaysia	156,649	156,649	—	—
Netherlands	1,154,625	1,154,625	—	—
New Zealand	312,767	312,767	—	—
Papua New Guinea	192,512	192,512	—	—
Philippines	167,838	167,838	—	—
Portugal	372,292	372,292	—	—
Russia	404,270	404,270	—	—
South Korea	926,107	926,107	—	—
Spain	1,840,266	1,634,711	—	205,555
Sweden	794,180	794,180	—	—
Switzerland	2,679,054	2,679,054	—	—
United Kingdom	6,599,082	6,599,082	—	—
Total Common Stocks	36,071,474	35,865,919	—	205,555
Preferred Stock	464,102	464,102	—	—
Investment Company*	296,947	296,947	—	—
Total	$36,832,523	$36,626,968	$—	$205,555
TAMRO International Small Cap
Assets
Investments in Securities*	$1,921,359	$1,921,359	$—	$—
Harrison Street Real Estate Fund
Assets
Investments in Securities*	$11,633,317	$11,633,317	$—	$—

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Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value at 07/31/15	Level 1 Significant Observable Inputs	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Montag & Caldwell Balanced Fund
Assets
Common Stocks*	$14,365,591	$14,365,591	$—	$—
Corporate Notes and Bonds	5,833,560	—	5,833,560	—
U.S. Government and Agency Obligations	3,471,715	—	3,471,715	—
Investment Company*	1,699,704	1,699,704	—	—
Total	$25,370,570	$16,065,295	$9,305,275	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

At the end of each fiscal quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at a quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair values of investments that do not have readily available market values, the fair values of the Funds’ investments may fluctuate from period to period. Additionally, the fair values of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize upon the disposition of such investments. Further, such investments may be subject to legal and other restrictions on resale or they may be otherwise less liquid than publicly-traded securities.

Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, Pictet International Fund, and TAMRO International Small Cap Fund may utilize an external pricing service to fair value certain foreign securities if certain market events occur. Such fair valuations are categorized as Level 2 in the hierarchy. Because such market events were not deemed to have occurred at July 31, 2015, Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund, Pictet International Fund, and TAMRO International Small Cap Fund did not utilize the external pricing service adjustments.

Certain securities that were held at July 31, 2015 and since the beginning of the fiscal year in River Road Dividend All Cap Value Fund, River Road Small Cap Value Fund, Barings International Fund, Guardian Capital Global Dividend Fund, LMCG Emerging Markets Fund and Pictet International Fund had changes in liquidity assessments which resulted in a transfer between levels.

Funds	Transfer from Level 2 to Level 1
River Road Dividend All Cap Value Fund	$5,418,114
River Road Small Cap Value Fund	6,684,420
Barings International Fund	14,161,953
Guardian Capital Global Dividend Fund	1,122,930
LMCG Emerging Markets Fund	955,784
Pictet International Fund	20,932,457

Level 3 holdings were valued using internal valuation techniques that took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio, purchase price and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs and Advisor assumptions were used in determining fair value as of July 31, 2015:

DoubleLine Core Plus Fixed Income Fund	Total	Corporate Bonds	Asset- Backed
Fair Value, beginning of period	$640,628	$154,500	$486,128
Purchases	1,482,900	732,900	750,000
Transfer out	(2,127,763)	(893,350)	(1,234,413)
Change in unrealized appreciation (depreciation)	4,235	5,950	(1,715)
Fair value, end of period	$—	$—	$—

Pictet International Fund	Common Stocks
Fair Value, beginning of period	$—
Purchases	166,478
Change in unrealized appreciation (depreciation)	39,077
Fair value, end of period	$205,555

Change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period	$39,077

(2) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to sell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. As of and during the nine months ended July 31, 2015, the Funds did not hold any repurchase agreements.

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(3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of any security so purchased is subject to market fluctuations during the applicable period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the nine months ended July 31, 2015, DoubleLine Core Plus Fixed Income Fund owned delayed delivery securities.

(4) Mortgage-Backed Securities: Montag & Caldwell Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. Montag & Caldwell Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) Securities Sold Short: River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The Subadviser determines the liquidity of assets, in accordance with procedures established by the Board.

(6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at July 31, 2015. As of and during the nine months ended July 31, 2015, the average* volume of derivative activities were as follows:

Funds	Purchased Options (Premiums Paid)	Written Options (Premiums Received)
Anchor Capital Enhanced Equity Fund	$2,197,911	$5,384,308

* based on quarterly holdings

(7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable exchange rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of its contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other

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currencies. During the nine months ended July 31, 2015, the Funds did not enter into any forward foreign currency contracts.

(8) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at July 31, 2015, by primary risk exposure:

	Asset Derivative Investments Value	Liability Derivative Investments Value
Fund	Equity Contracts	Equity Contracts
Anchor Capital Enhanced Equity Fund	$1,674,350	$4,475,983

68

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aston Funds

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date	9/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer and President
(principal executive officer)

Date	9/25/15

By (Signature and Title)*	/s/ Laura M. Curylo
Laura M. Curylo, Treasurer and Chief Financial Officer
(principal financial officer)

Date	9/25/15

* Print the name and title of each signing officer under his or her signature.